United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2018

Date of reporting period: April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
Bermuda - 0.90%
Common Stocks - (Cost $222,352)
China Yuchai International Ltd.	457	$8,866
Cosco International Holdings Ltd	64,000	27,481
Road King Infrastructure Ltd.	140,000	207,705
Yuexiu Transport Infrastructure Ltd.	104,000	80,223

Total Bermuda		324,275

Brazil - 4.90%
Common Stocks - (Cost $1,665,541)
Ambev S.A.	55,800	321,012
Biosev S.A.A	3,700	7,146
Centrais Eletricas Santa Catarina	900	5,073
Cia de Gas de Sao Paulo, Class A	6,262	94,698
CPFL Energia S.A.	20,300	166,286
Dimed S.A. Distribuidora da MedicamentosA	100	18,273
FII BTG Pactual Corporate Office Fund	7,522	240,515
Fleury S.A.	12,000	198,560
Grendene S.A.	13,400	104,066
Hypermarcas S.A.	52,400	496,257
Telefonica Brasil S.A.	8,100	120,681

Total Common Stocks		1,772,567

Preferred Stocks - (Cost $–)
Cia de Gas de Sao Paulo, Class AB C	134	67

Total Brazil		1,772,634

Chile - 2.66%
Common Stocks - (Cost $873,601)
Almendral S.A.A	143,569	12,262
AntarChile S.A.	2,356	28,947
Banco de Chile	4,513	544
Blumar S.A.	29,423	9,236
Embotelladora Andina S.A., Class B, ADR	9,096	231,220
Enel Chile S.A., ADR	16,706	91,215
Enel Chile S.A.	3,129,832	345,479
Inversiones Aguas Metropolitanas S.A.	6,607	10,446
Sigdo Koppers S.A.	16,018	22,968
SMU S.A.A	52,598	11,585
Vina Concha y Toro S.A.	111,423	179,638
Vina San Pedro Tarapaca S.A.	1,870,542	18,021

Total Chile		961,561

China - 14.97%
Common Stocks - (Cost $4,698,499)
Agricultural Bank of China Ltd., Class H	1,055,000	486,922
Bank of China Ltd., Class H	962,000	466,261
Bank of Communications Co., Ltd., Class H	613,000	472,063
Bank of Jinzhou Co., Ltd., Class H	14,000	15,947
China Communications Services Corp. Ltd., Class H	252,000	143,521
China Construction Bank Corp., Class H	592,000	481,007
China Petroleum & Chemical Corp., Class H	318,000	257,561
China Shineway Pharmaceutical Group Ltd.	73,000	88,313
China Telecom Corp. Ltd., Class H	1,000,000	488,535
Fuguiniao Co., Ltd., Class HA C	28,000	360
Huishang Bank Corp. Ltd., Class H	425,000	201,071
Industrial & Commercial Bank of China Ltd., Class H	736,000	480,678
Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class HA	16,000	10,779

See accompanying notes.

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
China - 14.97% (continued)
Koradior Holdings Ltd.	14,000	$14,975
NVC Lighting Holding Ltd.	1,961,000	221,857
PetroChina Co., Ltd., Class H	650,000	457,938
Ping An Insurance Group Co. of China Ltd., Class H	64,500	363,200
Qinqin Foodstuffs Group Cayman Co., Ltd.A	618,400	221,017
Ronshine China Holdings Ltd.A	8,000	7,076
Tencent Holdings Ltd.	16,700	522,576
Tsingtao Brewery Co., Ltd., Class H	4,000	17,999

Total Common Stocks		5,419,656

Rights - (Cost $–)
Bank of Communications Co., Ltd., Expires 05/31/2017C	1,226	—

Total China		5,419,656

Colombia - 0.22%
Common Stocks - (Cost $75,558)
Grupo Aval Acciones y Valores S.A., ADR	9,880	78,842

Czech Republic - 2.04%
Common Stocks - (Cost $692,626)
CEZ A/S	28,256	493,165
O2 Czech Republic A/S	13,324	157,304
Philip Morris CR A/S	163	89,368

Total Czech Republic		739,837

Egypt - 1.89%
Common Stocks - (Cost $710,641)
Commercial International Bank Egypt SAE	66,557	269,178
Eastern Tobacco	14,398	177,083
Faisal Islamic Bank of Egypt	15,027	14,569
Global Telecom Holding SAEA	144,513	55,483
Telecom Egypt Co.	303,809	168,484

Total Egypt		684,797

Greece - 1.42%
Common Stocks - (Cost $496,825)
Aegean Airlines S.A.	14,980	128,910
Hellenic Telecommunications Organization S.A.	37,256	362,406
Sarantis S.A.	1,843	23,207

Total Greece		514,523

Hong Kong - 4.61%
Common Stocks - (Cost $1,706,552)
China Mobile Ltd.	42,500	453,229
China Unicom Hong Kong Ltd.	304,000	392,392
CITIC Ltd.	337,000	488,710
Goldlion Holdings Ltd.	46,000	19,575
Hopewell Highway Infrastructure Ltd.	493,500	285,504
Kingboard Chemical Holdings Ltd.	5,000	18,031
Kingdom Holding Ltd.	88,000	12,558

Total Hong Kong		1,669,999

Hungary - 2.76%
Common Stocks - (Cost $814,596)
Magyar Telekom Telecommunications PLC	285,820	478,165

See accompanying notes.

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
Hungary - 2.76% (continued)
Richter Gedeon Nyrt	21,560	$522,062

Total Hungary		1,000,227

India - 9.65%
Common Stocks - (Cost $3,391,354)
Alkem Laboratories Ltd.	2,275	69,491
HCL Technologies Ltd.	22,212	281,802
Hindustan Unilever Ltd.	35,888	521,054
Infosys Ltd., Sponsored ADR	12,864	187,300
Infosys Ltd.	9,703	138,916
ITC Ltd.	82,052	354,330
Omaxe Ltd.	148,569	445,499
Oracle Financial Services Software Ltd.	5,183	286,906
Tata Consultancy Services Ltd.	13,012	460,163
Videocon Industries Ltd.A	151,731	244,826
Wipro Ltd., ADR	9,614	94,698
Wipro Ltd.	53,199	409,764

Total India		3,494,749

Indonesia - 1.72%
Common Stocks - (Cost $618,022)
Bank Central Asia Tbk PT	273,400	364,082
Chandra Asri Petrochemical Tbk PT	78,800	156,814
Multipolar Technology Tbk PT	570,100	42,344
Tunas Ridean Tbk PT	7,500	745
Unilever Indonesia Tbk PT	17,600	58,759

Total Indonesia		622,744

Luxembourg - 0.47%
Common Stocks - (Cost $141,917)
Pegas Nonwovens S.A.	4,895	168,685

Malaysia - 9.21%
Common Stocks - (Cost $3,318,788)
Allianz Malaysia Bhd	2,700	7,140
Batu Kawan Bhd	1,500	6,558
Fraser & Neave Holdings Bhd	55,100	315,800
Heineken Malaysia Bhd	19,600	79,195
Hong Leong Bank Bhd	158,800	504,824
Kuala Lumpur Kepong Bhd	88,000	497,065
Nestle Malaysia Bhd	16,900	319,235
PPB Group Bhd	22,500	87,595
Public Bank Bhd	108,400	498,425
Telekom Malaysia Bhd	341,000	507,455
Tenaga Nasional Bhd	159,100	510,909

Total Malaysia		3,334,201

Mexico - 2.28%
Common Stocks - (Cost $904,878)
Grupo Industrial Maseca SAB de CV, Class B	3,260	4,018
Grupo Sanborns SAB de CV	5,935	6,804
Industrias Bachoco SAB de CV, Series B	17,308	76,917
La Comer SAB de CVA	296,025	231,942
Megacable Holdings SAB de CV	120,585	457,160
Organizacion Soriana SAB de CV, Class BA	21,564	49,439

Total Mexico		826,280

See accompanying notes.

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
Peru - 0.19%
Common Stocks - (Cost $65,389)
Alicorp S.A.A.	29,431	$69,863

Philippines - 3.25%
Common Stocks - (Cost $1,204,616)
Aboitiz Power Corp.	357,400	304,003
Cebu Air, Inc.	48,130	104,034
China Banking Corp.	42,445	29,987
Cosco Capital, Inc.	151,300	24,709
Integrated Micro-Electronics, Inc.	329,500	50,779
Manila Electric Co.	84,840	475,437
Pepsi-Cola Products Philippines, Inc.	40,900	3,029
RFM Corp.	101,000	9,784
San Miguel Corp.	50,960	112,190
San Miguel Pure Foods Co., Inc.	1,220	7,325
Top Frontier Investment Holdings, Inc.A	1,480	8,708
Union Bank of the Philippines	29,140	46,511

Total Common Stocks		1,176,496

Rights - (Cost $–)
China Banking Corp. Expires 05/31/2017E	10,258	883

Total Philippines		1,177,379

Poland - 1.06%
Common Stocks - (Cost $312,281)
Alumetal S.A.	1,789	29,764
AmRest Holdings SEA	1,129	106,957
Asseco Poland S.A.	11,892	167,381
Boryszew S.A.A	2,226	6,651
ComArch S.A.A	112	6,782
Lentex S.A.	2,609	7,264
Netia S.A.	14,379	16,309
Oponeo.pl S.A.	1,073	13,830
Stalexport Autostrady S.A.	29,864	30,024

Total Poland		384,962

Republic of Korea - 10.85%
Common Stocks - (Cost $3,418,198)
Aju Capital Co., Ltd.	1,109	7,076
Binggrae Co., Ltd.	916	55,222
Busan City Gas Co., Ltd.	333	10,184
Charm Engineering Co., Ltd.A	102,355	254,111
Daeduck Electronics Co.	16,851	137,426
Daesung Energy Co., Ltd.	9,126	50,286
Dong-Il Corp.	1,382	69,470
ESTec Corp/Republic of Korea	6,426	76,238
Fursys, Inc.	247	6,859
GMB Korea Corp.	4,370	20,815
Huvis Corp.	1,000	6,653
Jinro Distillers Co., Ltd.	260	7,186
JLS Co., Ltd.	1,737	11,556
Kia Motors Corp.	10,112	309,696
KT Corp.	16,598	469,686
LF Corp.	8,307	182,142
LG Electronics, Inc.	7,706	467,954
LG Uplus Corp.	27,150	344,773
Namyang Dairy Products Co., Ltd.	279	212,578
Nexen Corp.	5,527	40,072

See accompanying notes.

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
Republic of Korea - 10.85% (continued)
Saeron Automotive Corp.	3,060	$20,384
Sam Young Electronics Co., Ltd.	695	7,940
Samchully Co., Ltd.	345	32,138
Samsung Electronics Co., Ltd.	265	519,567
Samwonsteel Co., Ltd.	2,041	6,529
SAVEZONE I&C Corp.	1,739	7,962
SK Hynix, Inc.	1,280	60,743
SK Telecom Co., Ltd.	2,117	445,577
Uju Electronics Co., Ltd.	835	12,255
YESCO Co., Ltd.	2,264	73,318

Total Republic of Korea		3,926,396

Russia - 1.50%
Common Stocks - (Cost $497,307)
Gazprom Neft PJSC, ADR	15,834	278,679
Gazprom PJSC, ADR	9,680	45,980
Rostelecom PJSC, ADR	28,013	220,182

Total Russia		544,841

South Africa - 4.22%
Common Stocks - (Cost $1,552,916)
Absa Bank Ltd.	1,084	59,181
Adbee Rf Ltd.A	701	2,328
Bid Corp. Ltd.	22,876	484,678
Clover Industries Ltd.	139,856	170,061
Mondi Ltd.	13,511	350,550
Netcare Ltd.	24,771	49,139
Tongaat Hulett Ltd.	31,489	284,523
Vodacom Group Ltd.	11,240	127,180

Total South Africa		1,527,640

Taiwan - 9.49%
Common Stocks - (Cost $3,071,591)
Chunghwa Telecom Co., Ltd.	142,000	480,064
Far Eastern International Bank	1,099,400	344,348
Hon Hai Precision Industry Co., Ltd.	162,288	531,439
KD Holding Corp.	3,000	17,252
Lian HWA Food Corp.	24,000	28,080
Sampo Corp.	45,000	27,593
Shan-Loong Transportation Co., Ltd.	57,000	64,234
Shanghai Commercial & Savings Bank Ltd.	480,106	477,385
Taichung Commercial Bank Co., Ltd.	1,172,379	380,806
Taiwan Business Bank	354,135	97,891
Taiwan Cooperative Financial Holding Co., Ltd.	96,934	49,317
Taiwan Secom Co., Ltd.	75,105	219,308
Taiwan Semiconductor Manufacturing Co., Ltd.	25,000	161,165
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	5,744	189,954
Taiwan Shin Kong Security Co., Ltd.	203,170	268,684
Union Bank Of Taiwan	238,000	71,863
Ve Wong Corp.	10,000	7,905
YungShin Global Holding Corp.	8,000	11,866
Zenitron Corp.	11,000	6,745

Total Taiwan		3,435,899

Thailand - 6.31%
Common Stocks - (Cost $2,053,917)
Advanced Information Technology PCL	60,500	45,913

See accompanying notes.

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
Thailand - 6.31% (continued)
Bangkok Bank PCL	15,400	$79,916
Bangkok Bank PCL, NVDR	21,200	110,015
CS Loxinfo PCL	26,900	4,666
Kang Yong Electric PCL, NVDR	100	1,567
Kang Yong Electric PCL	2,100	32,906
KGI Securities Thailand PCL, NVDR	109,400	12,019
Krung Thai Bank PCL, NVDR	823,100	471,159
MBK PCL, NVDR	41,200	17,866
Mega Lifesciences PCL	38,600	28,735
MK Restaurants Group PCL	81,300	143,961
Modernform Group PCL, NVDR	26,400	3,816
Modernform Group PCL	33,200	4,799
Ratchaburi Electricity Generating Holding PCL	103,400	149,465
Ratchaburi Electricity Generating Holding PCL, NVDR	93,100	134,577
Siam Cement PCL, NVDR	32,000	495,866
Somboon Advance Technology PCL, NVDR	59,500	27,350
Thai Vegetable Oil PCL	166,100	175,272
Thai Vegetable Oil PCL, NVDR	184,400	194,582
Thai Wah PCL	119,000	34,403
Vinythai PCL, NVDR	195,100	115,627

Total Thailand		2,284,480

Turkey - 0.24%
Common Stocks - (Cost $81,305)
Nuh Cimento Sanayi A/S	2,859	8,629
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	77,878	79,370

Total Turkey		87,999

SHORT-TERM INVESTMENTS - 2.17% (Cost $784,072)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%D	784,072	784,072

SECURITIES LENDING COLLATERAL - 0.26% (Cost $93,613)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%D	93,613	93,613

TOTAL INVESTMENTS - 99.24% (Cost $33,466,955)		35,930,154
OTHER ASSETS, NET OF LIABILITIES - 0.76%		273,364

TOTAL NET ASSETS - 100.00%		$36,203,518

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	A type of Preferred Stock that has no maturity date.
C	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,310 or 0.004% of net assets.
D	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

See accompanying notes.

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Futures Contracts Open on April 30, 2017:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	Long	19	June 2017	$930,050	$20,620

				$930,050	$20,620

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2017, the investments were classified as described below:

Acadian Emerging Markets Managed Volatility Fund	Level 1	Level 2	Level 3		Total
Assets
Foreign Common Stocks
Bermuda	$324,275	$—	$—		$324,275
Brazil	1,772,567	—	—		1,772,567
Chile	961,561	—	—		961,561
China	5,419,296	—	360		5,419,656
Colombia	78,842	—	—		78,842
Czech Republic	739,837	—	—		739,837
Egypt	684,797	—	—		684,797
Greece	514,523	—	—		514,523
Hong Kong	1,669,999	—	—		1,669,999
Hungary	1,000,227	—	—		1,000,227
India	3,494,749	—	—		3,494,749
Indonesia	622,744	—	—		622,744
Luxembourg	168,685	—	—		168,685
Malaysia	3,334,201	—	—		3,334,201
Mexico	826,280	—	—		826,280
Peru	69,863	—	—		69,863
Philippines	1,176,496	—	—		1,176,496
Poland	384,962	—	—		384,962
Republic of Korea	3,926,396	—	—		3,926,396
Russia	544,841	—	—		544,841
South Africa	1,527,640	—	—		1,527,640
Taiwan	3,435,899	—	—		3,435,899
Thailand	1,584,444	700,036	—		2,284,480
Turkey	87,999	—	—		87,999
Foreign Preferred Stocks
Brazil	—	—	67		67
Foreign Rights
China	—	—	0	(1)	—
Philippines	—	—	883		883
Short-Term Investments - Money Market Funds	784,072	—	—		784,072
Securities Lending Collateral Invested in Money Market Funds	93,613	—	—		93,613

Total Investments in Securities - Assets	$35,228,808	$700,036	$1,310		$35,930,154

Financial Derivative Instruments - Assets
Futures Contracts	$20,620	$—	$—		$20,620

Total Financial Derivative Instruments - Assets	$20,620	$—	$—		$20,620

(1)	Investment held in the Fund’s portfolio with $0 fair value.

See accompanying notes.

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

U.S. GAAP also requires all transfers between any level to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2017, there were no transfers between levels.

The following is a reconciliation of Level 3 assets within the Acadian Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2017	Net Purchases	Net Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2017	Change in Unrealized Appreciation (Depreciation) at Period end**
Foreign Common Stocks	$13,966	$—	$—	$—	$—	$(13,606)	$—	$—	$360	$(13,606)
Foreign Preferred Stocks	—	67	—	—	—	—	—	—	67	—
Foreign Rights	—	883	—	—	—	—	—	—	883	—

	$13,966	$950	$—	$—	$—	$(13,606)	$—	$—	$1,310	$(13,606)

**	Change in unrealized appreciation or (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

The Foreign Preferred Stocks and Foreign rights classified as Level 3 were fair valued using intrinsic valuation method and information from the rights offering. These securities were included in the Level 3 category due to limited market transparency of the inputs used in the valuation.

See accompanying notes.

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Hon Hai Precision Industry Co., Ltd.		1.5
Tencent Holdings Ltd.		1.4
Richter Gedeon Nyrt		1.4
Hindustan Unilever Ltd.		1.4
Samsung Electronics Co., Ltd.		1.4
Tenaga Nasional Bhd		1.4
Telekom Malaysia Bhd		1.4
Hong Leong Bank Bhd		1.4
Public Bank Bhd		1.4
Kuala Lumpur Kepong Bhd		1.4

Total Fund Holdings	211

Sector Allocation (% Equities)
Financials		19.9
Consumer Staples		16.8
Telecommunication Services		15.5
Information Technology		13.1
Utilities		8.4
Consumer Discretionary		7.6
Industrials		5.2
Health Care		4.5
Materials		3.4
Energy		3.0
Real Estate		2.6

Country Allocation (% Equities)
China		15.5
Republic of Korea		11.2
India		10.0
Taiwan		9.8
Malaysia		9.5
Thailand		6.5
Brazil		5.1
Hong Kong		4.8
South Africa		4.4
Philippines		3.4
Hungary		2.8
Chile		2.7
Mexico		2.4
Czech Republic		2.1
Egypt		1.9
Indonesia		1.8
Russia		1.5
Greece		1.5
Poland		1.1
Bermuda		0.9
Luxembourg		0.5
Turkey		0.2
Colombia		0.2
Peru		0.2

See accompanying notes.

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 61.59%
Basic Materials - 6.32%
AK Steel Corp., 8.38%, Due 4/1/2022A	$500,000	$517,500
Aleris International, Inc., 9.50%, Due 4/1/2021	150,000	160,875
CF Industries, Inc.,
7.13%, Due 5/1/2020	150,000	163,500
5.15%, Due 3/15/2034	350,000	316,750
Chemours Co.,
6.63%, Due 5/15/2023	200,000	214,000
7.00%, Due 5/15/2025	400,000	439,500
Clearwater Paper Corp., 4.50%, Due 2/1/2023	500,000	480,625
Freeport-McMoRan, Inc., 3.55%, Due 3/1/2022	450,000	423,000
Hexion, Inc., 6.63%, Due 4/15/2020	250,000	236,250
Huntsman International LLC, 5.13%, Due 11/15/2022	250,000	262,812
Olin Corp., 5.13%, Due 9/15/2027	500,000	520,625
Platform Specialty Products Corp., 6.50%, Due 2/1/2022A	375,000	384,375
PQ Corp., 6.75%, Due 11/15/2022A	100,000	108,499
Tronox Finance LLC, 6.38%, Due 8/15/2020	250,000	254,063
United States Steel Corp.,
6.88%, Due 4/1/2021	21,000	21,210
8.38%, Due 7/1/2021A	200,000	220,250
7.50%, Due 3/15/2022	50,000	50,875

		4,774,709

Communications - 10.36%
Block Communications, Inc., 6.88%, Due 2/15/2025A	350,000	377,125
Cable One, Inc., 5.75%, Due 6/15/2022A	75,000	78,563
Cablevision Systems Corp.,
7.75%, Due 4/15/2018	250,000	261,562
5.88%, Due 9/15/2022	300,000	307,875
CenturyLink, Inc.,
5.80%, Due 3/15/2022, Series T	125,000	130,781
7.50%, Due 4/1/2024, Series Y	200,000	217,302
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.13%, Due 12/15/2021A	250,000	255,625
DISH DBS Corp.,
5.13%, Due 5/1/2020	250,000	261,250
5.00%, Due 3/15/2023	500,000	501,250
Frontier Communications Corp.,
7.13%, Due 3/15/2019	250,000	263,125
8.88%, Due 9/15/2020	75,000	79,172
11.00%, Due 9/15/2025	150,000	144,563
Hughes Satellite Systems Corp., 5.25%, Due 8/1/2026A	100,000	101,750
Level 3 Financing, Inc., 5.38%, Due 1/15/2024	400,000	415,736
Match Group, Inc., 6.38%, Due 6/1/2024	50,000	54,438
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, Due 4/15/2022A	250,000	257,187
Qwest Corp., 6.75%, Due 12/1/2021	25,000	27,742
Sinclair Television Group, Inc.,
5.38%, Due 4/1/2021	250,000	257,187
6.13%, Due 10/1/2022	150,000	156,767
Sirius XM Radio, Inc., 6.00%, Due 7/15/2024A	250,000	267,500
Sprint Communications, Inc., 6.00%, Due 11/15/2022	425,000	442,797
Sprint Corp., 7.25%, Due 9/15/2021	750,000	820,312
T-Mobile USA, Inc., 6.63%, Due 4/1/2023	1,000,000	1,068,750
Townsquare Media, Inc., 6.50%, Due 4/1/2023A	100,000	101,125
Univision Communications, Inc.,
5.13%, Due 5/15/2023A	625,000	635,156
5.13%, Due 2/15/2025A	100,000	99,625
Windstream Services LLC,
7.75%, Due 10/15/2020	200,000	204,000

See accompanying notes.

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value
Communications - 10.36% (continued)
Windstream Services LLC (continued)
6.38%, Due 8/1/2023	$50,000	$44,125

		7,832,390

Consumer, Cyclical - 6.04%
Allison Transmission, Inc., 5.00%, Due 10/1/2024A	150,000	152,813
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, Due 2/15/2021A	150,000	151,500
CEC Entertainment, Inc., 8.00%, Due 2/15/2022	350,000	365,480
EMI Music Publishing Group North America Holdings, Inc., 7.63%, Due 6/15/2024A	125,000	138,125
Guitar Center, Inc., 6.50%, Due 4/15/2019A	250,000	213,437
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.88%, Due 2/15/2019A	250,000	238,750
JC Penney Corp., Inc., 5.88%, Due 7/1/2023A	150,000	151,500
PetSmart, Inc., 7.13%, Due 3/15/2023A	375,000	342,656
Pinnacle Entertainment, Inc., 5.63%, Due 5/1/2024A	125,000	129,063
Rite Aid Corp.,
6.75%, Due 6/15/2021	250,000	251,875
6.13%, Due 4/1/2023A	150,000	148,500
Sabre GLBL, Inc., 5.25%, Due 11/15/2023A	425,000	439,875
Scientific Games International, Inc., 10.00%, Due 12/1/2022	500,000	542,500
Sonic Automotive, Inc., 6.13%, Due 3/15/2027A	75,000	75,563
Springs Industries, Inc., 6.25%, Due 6/1/2021	375,000	386,719
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, Due 6/1/2024	275,000	272,937
Tempur Sealy International, Inc., 5.63%, Due 10/15/2023	25,000	25,550
Tops Holding LLC / Tops Markets II Corp., 8.00%, Due 6/15/2022A	200,000	175,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, Due 3/1/2025A	350,000	362,250

		4,564,093

Consumer, Non-cyclical - 13.42%
Ahern Rentals, Inc., 7.38%, Due 5/15/2023A	200,000	172,000
Ashtead Capital, Inc., 5.63%, Due 10/1/2024A	375,000	400,740
Avon International Operations, Inc., 7.88%, Due 8/15/2022A	100,000	107,500
Brand Energy & Infrastructure Services, Inc., 8.50%, Due 12/1/2021A	100,000	106,250
Cardtronics, Inc., 5.13%, Due 8/1/2022	250,000	255,000
Cardtronics, Inc. / Cardtronics USA, Inc., 5.50%, Due 5/1/2025A	200,000	204,250
Central Garden & Pet Co., 6.13%, Due 11/15/2023	225,000	240,188
CHS/Community Health Systems, Inc.,
8.00%, Due 11/15/2019	350,000	340,599
7.13%, Due 7/15/2020	100,000	89,750
6.25%, Due 3/31/2023	100,000	101,750
Cott Beverages, Inc., 5.38%, Due 7/1/2022	250,000	259,062
Cott Holdings, Inc., 5.50%, Due 4/1/2025A	175,000	178,063
DaVita, Inc.,
5.75%, Due 8/15/2022	100,000	103,625
5.13%, Due 7/15/2024	500,000	514,065
Dean Foods Co., 6.50%, Due 3/15/2023A	75,000	79,125
Dole Food Co., Inc., 7.25%, Due 6/15/2025A	50,000	51,813
Eagle Holding Co. II LLC, 7.63%, Due 5/15/2022, PIKA	250,000	254,687
Gartner, Inc., 5.13%, Due 4/1/2025A	75,000	77,625
HCA, Inc.,
5.88%, Due 5/1/2023	500,000	544,100
5.38%, Due 2/1/2025	100,000	104,125
HealthSouth Corp., 5.75%, Due 11/1/2024	400,000	407,500
Herc Rentals, Inc., 7.50%, Due 6/1/2022A	270,000	293,625
Horizon Pharma, Inc., 6.63%, Due 5/1/2023	40,000	39,550
Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, Due 11/1/2024A	75,000	78,094
Kindred Healthcare, Inc., 6.38%, Due 4/15/2022	400,000	386,500
Kronos Acquisition Holdings, Inc., 9.00%, Due 8/15/2023A	175,000	177,406
LifePoint Health, Inc.,
5.88%, Due 12/1/2023	25,000	25,813

See accompanying notes.

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value
Consumer, Non-cyclical - 13.42% (continued)
5.38%, Due 5/1/2024A	$150,000	$151,500
MEDNAX, Inc., 5.25%, Due 12/1/2023A	225,000	230,063
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.88%, Due 10/1/2022A	200,000	208,500
Monitronics International, Inc., 9.13%, Due 4/1/2020	325,000	315,250
Nature’s Bounty Co., 7.63%, Due 5/15/2021A	400,000	425,000
Post Holdings, Inc., 6.00%, Due 12/15/2022A	500,000	533,750
Spectrum Brands, Inc., 5.75%, Due 7/15/2025	250,000	267,977
Tenet Healthcare Corp.,
5.00%, Due 3/1/2019	250,000	250,470
4.75%, Due 6/1/2020	200,000	203,000
6.75%, Due 6/15/2023	200,000	191,000
United Rentals North America, Inc.,
5.75%, Due 11/15/2024	150,000	158,625
5.50%, Due 7/15/2025	250,000	261,482
5.50%, Due 5/15/2027	200,000	205,750
Universal Health Services, Inc., 4.75%, Due 8/1/2022A	350,000	359,856
Universal Hospital Services, Inc., 7.63%, Due 8/15/2020	450,000	456,187
Vector Group Ltd., 6.13%, Due 2/1/2025A	325,000	336,375

		10,147,590

Energy - 10.89%
Antero Resources Corp., 5.13%, Due 12/1/2022	300,000	304,500
Archrock Partners LP / Archrock Partners Finance Corp., 6.00%, Due 4/1/2021	250,000	250,625
Bristow Group, Inc., 6.25%, Due 10/15/2022	350,000	288,750
Calfrac Holdings LP, 7.50%, Due 12/1/2020A	175,000	160,562
California Resources Corp., 8.00%, Due 12/15/2022A	300,000	229,500
Callon Petroleum Co., 6.13%, Due 10/1/2024A	50,000	52,375
Carrizo Oil & Gas, Inc., 7.50%, Due 9/15/2020	250,000	257,500
Chesapeake Energy Corp.,
6.63%, Due 8/15/2020	95,000	95,950
8.00%, Due 12/15/2022A	50,000	52,688
5.75%, Due 3/15/2023	125,000	116,250
CONSOL Energy, Inc., 5.88%, Due 4/15/2022	250,000	243,750
Continental Resources, Inc.,
5.00%, Due 9/15/2022	100,000	100,875
4.90%, Due 6/1/2044	250,000	216,875
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, Due 4/1/2023	200,000	208,750
CSI Compressco LP / CSI Compressco Finance, Inc., 7.25%, Due 8/15/2022	425,000	413,312
Denbury Resources, Inc., 5.50%, Due 5/1/2022	100,000	74,500
EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, Due 5/1/2020	200,000	189,250
FTS International, Inc., 8.63%, Due 6/15/2020AB	250,000	252,500
Genesis Energy LP / Genesis Energy Finance Corp., 5.63%, Due 6/15/2024	400,000	393,000
Hilcorp Energy I LP / Hilcorp Finance Co., 5.00%, Due 12/1/2024A	250,000	234,375
Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.75%, Due 4/1/2022	350,000	294,000
Laredo Petroleum, Inc., 5.63%, Due 1/15/2022	250,000	250,000
Lonestar Resources America, Inc., 8.75%, Due 4/15/2019A	150,000	131,250
Murphy Oil USA, Inc., 5.63%, Due 5/1/2027	575,000	589,375
Nabors Industries, Inc., 5.50%, Due 1/15/2023A	325,000	328,656
Parker Drilling Co., 6.75%, Due 7/15/2022	250,000	220,625
Parsley Energy LLC / Parsley Finance Corp., 5.38%, Due 1/15/2025A	200,000	202,000
Peabody Securities Finance Corp.,
6.00%, Due 3/31/2022A	75,000	76,500
6.38%, Due 3/31/2025A	75,000	76,125
Pioneer Energy Services Corp., 6.13%, Due 3/15/2022	100,000	90,750
QEP Resources, Inc., 6.88%, Due 3/1/2021	250,000	263,750
Sanchez Energy Corp., 6.13%, Due 1/15/2023	100,000	91,999

See accompanying notes.

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value
Energy - 10.89% (continued)
SM Energy Co.,	$175,000	$167,125
5.63%, Due 6/1/2025
6.75%, Due 9/15/2026	100,000	100,750
Southwestern Energy Co., 5.80%, Due 1/23/2020	150,000	151,500
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, Due 8/15/2022	125,000	125,313
Sunoco LP / Sunoco Finance Corp., 6.38%, Due 4/1/2023	125,000	133,125
Tesoro Corp., 5.13%, Due 12/15/2026A	225,000	239,625
Unit Corp., 6.63%, Due 5/15/2021	300,000	298,500
WPX Energy, Inc., 7.50%, Due 8/1/2020	250,000	265,000

		8,231,855

Financial - 6.01%
Ally Financial, Inc., 5.13%, Due 9/30/2024	600,000	612,750
Credit Acceptance Corp., 6.13%, Due 2/15/2021	375,000	373,125
CyrusOne LP / CyrusOne Finance Corp.,
5.00%, Due 3/15/2024A	100,000	102,750
5.38%, Due 3/15/2027A	125,000	128,750
Equinix, Inc.,
5.38%, Due 1/1/2022	250,000	264,375
5.88%, Due 1/15/2026	250,000	269,375
FelCor Lodging LP, 5.63%, Due 3/1/2023	375,000	394,729
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
6.00%, Due 8/1/2020	300,000	310,500
6.25%, Due 2/1/2022A	100,000	104,000
iStar, Inc., 6.00%, Due 4/1/2022	75,000	76,875
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.88%, Due 8/1/2021A	90,000	91,350
OneMain Financial Holdings LLC, 6.75%, Due 12/15/2019A	400,000	420,500
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, Due 4/15/2023	350,000	357,000
SBA Communications Corp., 4.88%, Due 7/15/2022	400,000	412,000
Springleaf Finance Corp., 5.25%, Due 12/15/2019	300,000	304,563
Uniti Group, Inc. / CSL Capital LLC, 8.25%, Due 10/15/2023	300,000	320,157

		4,542,799

Industrial - 3.08%
Gibraltar Industries, Inc., 6.25%, Due 2/1/2021	250,000	258,625
Grinding Media, Inc. / MC Grinding Media Canada, Inc., 7.38%, Due 12/15/2023A	200,000	213,360
Ingram Micro, Inc., 5.45%, Due 12/15/2024	200,000	200,735
NCI Building Systems, Inc., 8.25%, Due 1/15/2023A	250,000	272,500
Novelis Corp., 5.88%, Due 9/30/2026A	125,000	128,437
Standard Industries, Inc., 5.38%, Due 11/15/2024A	250,000	260,625
TransDigm, Inc., 6.00%, Due 7/15/2022	400,000	412,000
Tutor Perini Corp., 6.88%, Due 5/1/2025A	250,000	262,500
XPO Logistics, Inc., 6.50%, Due 6/15/2022A	300,000	317,625

		2,326,407

Technology - 3.58%
Advanced Micro Devices, Inc., 7.00%, Due 7/1/2024	400,000	425,500
BMC Software Finance, Inc., 8.13%, Due 7/15/2021A	250,000	254,220
Entegris, Inc., 6.00%, Due 4/1/2022A	250,000	260,625
First Data Corp., 7.00%, Due 12/1/2023A	425,000	455,685
Infor Software Parent LLC / Infor Software Parent, Inc., 7.13%, Due 5/1/2021, PIKA	150,000	153,300
Micron Technology, Inc., 5.50%, Due 2/1/2025	33,000	34,485
NCR Corp., 5.00%, Due 7/15/2022	225,000	229,500
Solera LLC / Solera Finance, Inc., 10.50%, Due 3/1/2024A	300,000	342,375

See accompanying notes.

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value
Technology - 3.58% (continued)
Western Digital Corp., 7.38%, Due 4/1/2023A	$500,000	$547,500

		2,703,190

Utilities - 1.89%
AES Corp.,
5.50%, Due 3/15/2024	250,000	256,875
6.00%, Due 5/15/2026	125,000	131,875
Calpine Corp., 5.38%, Due 1/15/2023	300,000	295,500
Dynegy, Inc., 7.38%, Due 11/1/2022	250,000	239,375
NRG Energy, Inc.,
6.25%, Due 7/15/2022	100,000	101,881
6.63%, Due 3/15/2023	400,000	406,000

		1,431,506

Total Corporate Obligations (Cost $45,568,562)		46,554,539

BANK LOAN OBLIGATIONS - 14.71%
Consumer - 1.05%
Caesars Entertainment Resort Properties, LLC, 7.00%, Due 10/11/2020, Term Loan BC	59,666	59,778
Casablanca US Holdings, Inc., 5.90%, Due 3/15/2024, 1st Lien Term LoanC	30,000	29,850
Getty Images, Inc., 4.75%, Due 10/18/2019, Term Loan BC	40,311	35,607
iHeartCommunications, Inc., 7.74%, Due 1/30/2019, Term Loan DC	92,956	79,078
J.C. Penney Corporation, Inc., 5.30%, Due 6/23/2023, 2016 Term Loan BC	65,806	65,683
Revlon Consumer Products Corporation, 4.49%, Due 9/7/2023, 2016 Term Loan BC	57,696	57,754
RSC Acquisition, Inc., 6.40%, Due 11/30/2022, Term LoanC	246,892	243,189
Shearer’s Foods, Inc.,
5.08%, Due 6/30/2021, 1st Lien Term LoanC	44,538	44,612
5.40%, Due 6/30/2021, Incremental Term LoanC	9,875	9,900
Strategic Partners, Inc., 5.50%, Due 6/30/2023, 2016 Term LoanC	119,700	120,598
Varsity Brands, Inc., 5.00%, Due 12/11/2021, 1st Lien Term LoanC	51,078	51,334

		797,383

Energy - 0.62%
California Resources Corporation, 11.38%, Due 12/31/2021, Second Out Term LoanC	10,838	11,908
Chesapeake Energy Corporation, 8.55%, Due 8/23/2021, Term LoanC	41,681	45,002
Chief Exploration & Development, LLC, 7.93%, Due 5/16/2021, 2nd Lien Term LoanC	250,000	240,000
Citgo Petroleum Corporation, 4.65%, Due 7/29/2021, New Term Loan BC	124,680	125,304
Energy & Exploration Partners, Inc., 5.00%, Due 5/13/2022, 2016 2nd Lien PIK Term LoanC	6,195	2,788
MEG Energy Corp., 4.63%, Due 12/31/2023, 2017 Term Loan BC	20,249	20,259
Peabody Energy Corporation, 5.50%, Due 3/31/2022, Exit Term LoanC	20,000	20,050

		465,311

Financial - 2.26%
Acrisure, LLC, 5.90%, Due 11/22/2023, 2016 Term Loan BC	58,451	58,597
Americold Realty Operating Partnership, L.P., 4.75%, Due 12/1/2022, 2016 Term Loan BC	79,876	80,625
Ascensus, Inc., 5.02%, Due 12/3/2022, 2017 Term LoanC	45,757	46,100
AssuredPartners, Inc., 5.25%, Due 10/21/2022, 2016 Term Loan BC	172,821	173,722
Asurion LLC, 4.25%, Due 8/4/2022, New Term Loan B4C	167,424	168,435
Capital Automotive L.P., 7.00%, Due 3/24/2025, 2017 2nd Lien Term LoanC	125,000	127,500
Cision US Inc., 7.15%, Due 6/16/2023, Term Loan BC	99,250	99,829
Edgewood Partners Insurance Center, 6.00%, Due 3/16/2023, 2017 1st Lien Term Loan BC	49,000	49,000
Endo Luxembourg Finance Company I S.a r.l., 5.00%, Due 4/29/2024, 2017 Term Loan BC	125,000	125,937
Higginbotham & Associates, LLC, 6.00%, Due 11/25/2021, 1st Lien Term LoanC	207,500	208,019
IG Investment Holdings, LLC, 6.15%, Due 10/29/2021, Term Loan BC	244,260	245,635
Istar, Inc., 4.75%, Due 7/1/2020, 2016 Term Loan BC	84,828	85,570
MPH Acquisition Holdings LLC, 4.90%, Due 6/7/2023, 2016 Term Loan BC	103,788	105,104

See accompanying notes.

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value
Financial - 2.26% (continued)
USIC Holdings, Inc., 5.17%, Due 12/8/2023, 2016 1st Lien Term LoanC	$131,691	$132,514

		1,706,587

Health Care - 1.00%
Affordable Care Holding Corp., 5.75%, Due 10/22/2022, 2015 1st Lien Term LoanC	49,375	49,375
Air Methods Corporation, 4.50%, Due 4/5/2024, 2017 Term Loan BC	125,000	124,844
Amneal Pharmaceuticals LLC, 4.65%, Due 11/1/2019, New Term LoanC	65,340	65,891
Curo Health Services Holdings, Inc., 5.79%, Due 2/7/2022, 2015 1st Lien Term LoanC	114,989	115,707
inVentiv Health, Inc., 4.80%, Due 11/9/2023, 2016 Term Loan BC	83,835	84,266
Onex Carestream Finance LP, 5.15%, Due 6/7/2019, 1st Lien Term LoanC	120,471	119,397
Press Ganey Holdings, Inc., 4.25%, Due 10/21/2023, 1st Lien Term LoanC	37,573	37,573
Prospect Medical Holdings, Inc., 7.06%, Due 6/30/2022, Term LoanC	74,438	75,182
Valeant Pharmaceuticals International, Inc., 5.74%, Due 4/1/2022, Term Loan B F1C	84,801	85,287

		757,522

Manufacturing - 2.95%
American Bath Group, LLC,
6.40%, Due 9/30/2023, 2017 1st Lien Add-On Term LoanC	225,848	228,294
6.40%, Due 9/30/2023, 2017 Term Loan BC	23,526	23,781
Anchor Glass Container Corporation, 8.75%, Due 12/7/2024, 2016 2nd Lien Term LoanC	27,185	27,660
ASP Chromaflo Dutch I B.V., 5.00%, Due 11/18/2023, Term Loan B2C	70,483	70,792
ASP Chromaflo Intermediate Holdings, Inc., 5.00%, Due 11/18/2023, Term Loan B1C	54,204	54,442
Avantor Performance Materials Holdings, LLC,
5.00%, Due 3/10/2024, 2017 1st Lien Term LoanC	19,192	19,372
5.00%, Due 3/10/2024, 2017 Delayed Draw Term LoanC	808	816
Avast Software B.V., 4.40%, Due 9/30/2023, 2017 USD Term Loan BC	103,441	104,389
BMC Software Finance, Inc., 5.00%, Due 9/10/2020, USD Term LoanC	112,365	112,962
BWAY Holding Company, 3.25%, Due 4/3/2024, 2017 Term Loan BC	40,000	39,736
Cortes NP Acquisition Corporation, 5.03%, Due 11/30/2023, 2017 Term Loan BC	100,492	101,078
CPG International Inc., 4.90%, Due 9/30/2020, New Term LoanC	147,781	148,428
Emerald Performance Materials, LLC, 4.50%, Due 8/1/2021, New 1st Lien Term LoanC	124,920	125,389
Flex Acquisition Company, Inc., 4.40%, Due 12/29/2023, 1st Lien Term LoanC	125,000	125,547
Global Brass & Copper, Inc., 5.25%, Due 7/18/2023, 2016 Term Loan BC	48,139	48,651
MacDermid, Inc., 4.50%, Due 6/7/2020, Term Loan B5C	42,706	42,896
Munters Corporation, 6.27%, Due 5/5/2021, Term LoanC	36,700	36,792
Netsmart Technologies, Inc.,
5.75%, Due 4/19/2023, 1st Lien Term LoanC	40,000	40,200
5.65%, Due 4/19/2023, Term Loan C1C	39,800	39,998
PLZ Aeroscience Corporation, 4.64%, Due 7/31/2022, Term LoanC	39,899	40,098
PQ Corporation, 5.25%, Due 11/4/2022, 2016 Term LoanC	141,433	143,075
Quikrete Holdings, Inc., 4.24%, Due 11/15/2023, 2016 1st Lien Term LoanC	124,688	124,870
Road Infrastructure Investment, LLC, 4.50%, Due 6/13/2023, 2016 1st Lien Term LoanC	77,615	78,080
SHO Holding I Corporation, 6.00%, Due 10/27/2022, Term LoanC	246,875	245,641
Tank Holding Corp., 5.25%, Due 3/16/2022, Refi Term LoanC	87,391	87,391
UTEX Industries Inc., 5.00%, Due 5/22/2021, 1st Lien Term loan 2014C	47,906	44,164
Vencore, Inc., 5.90%, Due 11/23/2019, 1st Lien Term LoanC	74,409	74,935

		2,229,477

Service - 3.23%
Academy, Ltd., 5.12%, Due 7/1/2022, 2015 Term Loan BC	23,649	16,259
Acosta Holdco, Inc., 4.25%, Due 9/26/2021, 2015 Term LoanC	25,242	23,464
ADMI Corp., 4.87%, Due 4/30/2022, 2015 Term Loan BC	41,455	41,662
ATI Holdings Acquisition, Inc., 5.65%, Due 5/10/2023, 2016 Term LoanC	100,142	101,060
Bass Pro Group, LLC, 6.15%, Due 12/16/2023, Term Loan BC	51,028	49,653
BioClinica, Inc., 5.38%, Due 10/20/2023, 1st Lien Term LoanC	86,461	87,002
BJ’s Wholesale Club, Inc., 4.75%, Due 2/3/2024, 2017 1st Lien Term LoanC	24,405	24,293
Brickman Group Ltd. LLC, 7.50%, Due 12/17/2021, 2nd Lien Term LoanC	125,000	125,547
California Pizza Kitchen, Inc., 7.00%, Due 8/23/2022, 2016 Term LoanC	248,750	248,335
Doosan Infracore International, Inc., 4.50%, Due 5/28/2021, Term Loan BC	55,772	56,400

See accompanying notes.

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value
Service - 3.23% (continued)
EMI Music Publishing Limited, 3.74%, Due 8/22/2022, New Term Loan BC	$21	$21
Engility Corporation, 4.75%, Due 8/12/2023, Term Loan B2C	35,353	35,574
Fort Dearborn Company, 5.15%, Due 10/19/2023, 2016 1st Lien Term LoanC	67,223	67,895
Jo-Ann Stores, Inc., 6.39%, Due 10/20/2023, 2016 Term LoanC	13,392	13,336
Mister Car Wash Holdings, Inc.,
5.27%, Due 8/20/2021, Delayed Draw Term LoanC	9,974	10,024
Mister Car Wash Holdings, Inc. (continued)
5.25%, Due 8/20/2021, Term Loan BC	114,578	115,151
Neiman Marcus Group Ltd LLC, 4.25%, Due 10/25/2020, 2020 Term LoanC	36,610	29,166
NMSC Holdings, Inc., 6.15%, Due 4/19/2023, 1st Lien Term LoanC	73,351	73,167
Paradigm Acquisition Corp., 6.00%, Due 6/2/2022, Term LoanC	229,680	229,393
Petco Animal Supplies, Inc., 4.17%, Due 1/26/2023, 2017 Term Loan BC	36,485	32,962
Playpower, Inc., 5.90%, Due 6/23/2021, 2015 1st Lien Term LoanC	246,859	246,859
Rentpath, Inc., 6.25%, Due 12/17/2021, 1st Lien Term LoanC	120,327	118,723
Scientific Games International, Inc., 4.99%, Due 10/1/2021, 2017 Term Loan B3C	117,494	119,201
Tribune Media Company,
3.99%, Due 12/27/2020, Term LoanC	4,450	4,476
3.99%, Due 1/27/2024, Term Loan CC	55,601	55,914
USAGM HoldCo LLC, 4.79%, Due 7/28/2022, 2015 Term LoanC	162,938	163,467
Vestcom Parent Holdings, Inc., 5.25%, Due 12/19/2023, 2016 1st Lien Term LoanC	126,246	126,877
Vistage Worldwide, Inc, 6.50%, Due 8/19/2021, Term Loan BC	100,000	100,250
William Morris Endeavor Entertainment, LLC, 4.25%, Due 5/6/2021, 1st Lien Term LoanC	123,049	123,691

		2,439,822

Technology - 1.81%
Compuware Corporation, 5.25%, Due 12/15/2021, Term Loan B3C	107,322	107,725
Epicor Software Corporation, 4.75%, Due 6/1/2022, 1st Lien Term LoanC	233,012	232,648
Magic Newco LLC, 5.00%, Due 12/12/2018, 1st Lien Term LoanC	238,561	238,773
Misys Europe SA,
4.50%, Due 4/27/2024, USD 1st Lien Term LoanC	125,000	124,375
8.25%, Due 4/27/2025, USD 2nd Lien Term LoanC	7,000	6,930
Omnitracs, Inc., 4.90%, Due 11/25/2020, 1st Lien Term LoanC	61,991	62,495
SMS Systems Maintenance Services, Inc., 6.00%, Due 10/30/2023, 2016 1st Lien Term LoanC	124,688	125,155
Sophia, L.P., 4.40%, Due 9/30/2022, 2017 Term Loan BC	95,699	95,532
Survey Sampling International, LLC,
6.15%, Due 12/4/2020, 1st Lien Term Loan BC	122,500	122,500
10.15%, Due 12/4/2021, 2nd Lien Term LoanC	125,000	122,500
Triple Point Technology, Inc., 5.40%, Due 7/10/2020, 1st Lien Term LoanC	84,735	79,933
WEX Inc., 4.49%, Due 7/1/2023, Term Loan BC	48,110	48,576

		1,367,142

Telecommunications - 0.48%
Altice US Finance I Corporation, 3.25%, Due 1/25/2025, 2017 Incremental Term LoanC	125,000	124,870
LTS Buyer LLC, 4.40%, Due 4/13/2020, 1st Lien Term LoanC	24,554	24,619
Merrill Communications, LLC, 6.42%, Due 6/1/2022, 2015 Term LoanC	89,456	89,307
NeuStar, Inc., 4.75%, Due 2/28/2024, Term Loan B2C	125,000	126,615

		365,411

Transportation - 0.32%
American Tire Distributors Holdings, Inc., 5.25%, Due 9/1/2021, 2015 Term LoanC	241,285	241,437

		241,437

Utilities - 0.99%
Helix Gen Funding, LLC, 4.75%, Due 2/23/2024, Term Loan BC	135,468	136,688
Murray Energy Corporation, 8.40%, Due 4/16/2020, Term Loan B2C	45,928	43,798
Nautilus Power, LLC, 5.50%, Due 4/26/2024, Term Loan BC	125,000	123,750
Talen Energy Supply, LLC, 5.00%, Due 4/15/2024, 2017 Term Loan B2C	125,000	123,906

See accompanying notes.

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value
Utilities - 0.99% (continued)
TPF II Power, LLC, 5.00%, Due 10/2/2023, Term Loan BC	$317,156	$318,941

		747,083

Total Bank Loan Obligations (Cost $11,082,154)		11,117,175

FOREIGN CORPORATE OBLIGATIONS - 13.52%
BASIC MATERIALS - 2.93%
Alcoa Nederland Holding B.V., 7.00%, Due 9/30/2026A	200,000	221,000
Constellium N.V., 5.75%, Due 5/15/2024A	100,000	93,750
First Quantum Minerals Ltd.,
7.25%, Due 4/1/2023A	200,000	203,625
7.50%, Due 4/1/2025A	150,000	153,000
FMG Resources August 2006 Pty Ltd.,
9.75%, Due 3/1/2022A	100,000	115,062
6.88%, Due 4/1/2022A	100,000	103,563
Hudbay Minerals, Inc., 7.25%, Due 1/15/2023A	400,000	425,500
INEOS Group Holdings S.A., 5.63%, Due 8/1/2024A	250,000	254,375
New Gold, Inc., 6.25%, Due 11/15/2022A	400,000	408,000
Perstorp Holding AB, 8.50%, Due 6/30/2021A	225,000	237,937

		2,215,812

COMMUNICATIONS - 2.90%
Altice Luxembourg S.A., 7.75%, Due 5/15/2022A	400,000	425,052
SFR Group S.A., 6.00%, Due 5/15/2022A	350,000	364,875
Telecom Italia SpA/Milano, 5.30%, Due 5/30/2024A	400,000	414,000
Virgin Media Finance PLC, 6.38%, Due 4/15/2023A	500,000	524,375
VTR Finance B.V., 6.88%, Due 1/15/2024A	290,000	308,125
Ziggo Bond Finance B.V., 6.00%, Due 1/15/2027A	150,000	153,000

		2,189,427

CONSUMER, CYCLICAL - 1.66%
Fiat Chrysler Automobiles N.V., 5.25%, Due 4/15/2023	150,000	154,125
International Game Technology PLC, 6.50%, Due 2/15/2025A	500,000	547,500
Silversea Cruise Finance Ltd., 7.25%, Due 2/1/2025A	250,000	265,000
Viking Cruises Ltd., 6.25%, Due 5/15/2025A	300,000	288,750

		1,255,375

CONSUMER, NON-CYCLICAL - 1.27%
Clearwater Seafoods, Inc., 6.88%, Due 5/1/2025A	100,000	103,500
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, Due 7/15/2023A	200,000	175,250
IHS Markit Ltd., 5.00%, Due 11/1/2022A	325,000	347,344
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC, 5.63%, Due 10/15/2023A	350,000	334,250

		960,344

ENERGY - 1.36%
Transocean, Inc., 8.13%, Due 12/15/2021	500,000	520,000
Weatherford International Ltd., 5.13%, Due 9/15/2020	500,000	504,100

		1,024,100

FINANCIAL - 1.37%
Dana Financing Luxembourg Sarl, 5.75%, Due 4/15/2025A	250,000	256,095
Fly Leasing Ltd., 6.75%, Due 12/15/2020	500,000	525,000
Royal Bank of Scotland Group PLC, 4.70%, Due 7/3/2018	250,000	255,962

		1,037,057

INDUSTRIAL - 1.54%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.,
4.63%, Due 5/15/2023A	50,000	51,063

See accompanying notes.

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value
INDUSTRIAL - 1.54% (continued)
7.25%, Due 5/15/2024A	$500,000	$544,375
Bombardier, Inc., 6.00%, Due 10/15/2022A	350,000	349,125
Coveris Holdings S.A., 7.88%, Due 11/1/2019A	225,000	222,187

		1,166,750

TECHNOLOGY - 0.49%
Open Text Corp., 5.88%, Due 6/1/2026A	350,000	373,625

Total Foreign Corporate Obligations (Cost $9,967,975)		10,222,490

	Shares
COMMON STOCKS - 0.01%
ENERGY - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Energy & Exploration Partners, Inc.D	3	—

HEALTH CARE - 0.01%
Pharmaceuticals - 0.01%
Millennium Health, LLC	4,651	5,349

Total Common Stocks (Cost $26,255)		5,349

SHORT-TERM INVESTMENTS - 9.30% (Cost $7,029,382)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%E	7,029,382	7,029,382

TOTAL INVESTMENTS - 99.13% (Cost $73,674,328)		74,928,935
OTHER ASSETS, NET OF LIABILITIES - 0.87%		656,626

TOTAL NET ASSETS - 100.00%		$75,585,561

Percentages are stated as a percent of net assets.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $25,165,095 or 33.3% of net assets. The Fund has no right to demand registration of these securities.
B	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
C	Term Loan.
D	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amount to $0 or 0.00% of net assets.
E	The Fund is affiliated by having the same investment advisor.

LLC - Limited Liability Company.

LLLP - Limited Liability Limited Partnership.

LP - Limited Partnership.

PIK Payment in Kind.

PLC - Public Limited Company.

See accompanying notes.

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2017, the investments were classified as described below:

Crescent Short Duration High Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$46,554,539	$—	$46,554,539
Bank Loan Obligations	—	11,117,175	—	11,117,175
Foreign Corporate Obligations	—	10,222,490	—	10,222,490
Common Stocks	5,349	—	—	5,349
Short-Term Investments - Money Market Funds	7,029,382	—	—	7,029,382

Total Investments in Securities - Assets	$7,034,731	$67,894,204	$—	$74,928,935

U.S. GAAP also requires all transfers between any level to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2017, there were no transfers between levels.

See accompanying notes.

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
T-Mobile USA, Inc.		1.4
Sprint Corp.		1.1
Univision Communications, Inc.		0.8
Ally Financial, Inc.		0.8
Murphy Oil USA, Inc.		0.8
International Game Technology PLC		0.7
Western Digital Corp.		0.7
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.		0.7
HCA, Inc.		0.7
Scientific Games International, Inc.		0.7

Total Fund Holdings	341

Sector Weightings (% Investments)
Consumer, Non-cyclical		14.8
Communications		13.4
Energy		13.0
Financial		9.7
Other		9.4
Basic Materials		9.3
Consumer, Cyclical		7.8
Technology		5.9
Industrial		4.7
Service		3.2
Manufacturing		3.0
Utilities		2.9
Consumer		1.1
Health Care		1.0
Telecommunications		0.5
Transportation		0.3

See accompanying notes.

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value
Brazil - 2.81%
Foreign Corporate Obligations - 0.37%
Itau Unibanco Holding S.A., 2.850%, Due 5/26/2018A	$1,600,000	$1,604,800
Foreign Sovereign Obligations - 2.44%
Banco Nacional de Desenvolvimento Economico e Social,
4.00%, Due 4/14/2019A	1,000,000	1,019,200
6.37%, Due 6/16/2018A	9,195,000	9,574,294

		10,593,494

Total Brazil (Cost $12,207,469)		12,198,294

British Virgin Islands - 2.51%
Foreign Corporate Obligations - 2.51%
CNOOC Finance 2013 Ltd., 1.750%, Due 5/9/2018	3,534,000	3,523,783
CNPC General Capital Ltd.,
1.95%, Due 11/25/2017A	500,000	500,561
2.75%, Due 5/14/2019A	4,850,000	4,891,276
Sinopec Group Overseas Development 2013 Ltd., 2.500%, Due 10/17/2018A	1,500,000	1,507,893
Sinopec Group Overseas Development 2014 Ltd., 2.750%, Due 4/10/2019A	250,000	252,221
Sinopec Group Overseas Development 2016 Ltd., 2.125%, Due 5/3/2019A	250,000	248,933

Total British Virgin Islands (Cost $10,937,877)		10,924,667

Chile - 0.82%
Foreign Corporate Obligations - 0.82%
Banco del Estado de Chile, 2.000%, Due 11/9/2017A	1,800,000	1,802,196
Itau CorpBanca, 3.125%, Due 1/15/2018	1,750,000	1,760,525

Total Chile (Cost $3,568,810)		3,562,721

Colombia - 0.47% (Cost $2,046,810)
Foreign Government Obligations - 0.47%
Colombia Government International Bond, 7.375%, Due 3/18/2019	1,875,000	2,062,500

India - 1.12%
Foreign Corporate Obligations - 1.12%
ICICI Bank Ltd/Dubai,
4.70%, Due 2/21/2018A	1,200,000	1,224,550
4.80%, Due 5/22/2019A	3,000,000	3,128,610
State Bank of India, 3.622%, Due 4/17/2019A	500,000	510,064

Total India (Cost $4,876,299)		4,863,224

Indonesia - 1.43% (Cost $6,212,553)
Foreign Government Obligations - 1.43%
Indonesia Government International Bond, 11.625%, Due 3/4/2019A	5,300,000	6,232,800

Israel - 1.03% (Cost $4,462,853)
Foreign Corporate Obligations - 1.03%
Israel Electric Corp. Ltd., 5.625%, Due 6/21/2018A	4,300,000	4,463,056

Kazakhstan - 1.01% (Cost $4,379,424)
Foreign Corporate Obligations - 1.01%
KazMunayGas National Co. JSC, 9.125%, Due 7/2/2018A	4,075,000	4,377,365

Mexico - 5.22%
Foreign Corporate Obligations - 5.22%
Petroleos Mexicanos,
5.75%, Due 3/1/2018	3,000,000	3,090,510
6.00%, Due 3/5/2020	9,200,000	9,903,800
3.50%, Due 7/18/2018	1,000,000	1,015,700

See accompanying notes.

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value
Mexico - 5.22% (continued)
Foreign Corporate Obligations - 5.22% (continued)
Petroleos Mexicanos (continued)
5.50%, Due 2/4/2019	$8,300,000	$8,681,800

Total Mexico (Cost $22,624,482)		22,691,810

Netherlands - 3.51%
Foreign Corporate Obligations - 3.51%
Majapahit Holding B.V.,
7.25%, Due 6/28/2017A	14,425,000	14,533,187
8.00%, Due 8/7/2019A	650,000	727,155

Total Netherlands (Cost $15,283,517)		15,260,342

South Africa - 3.96%
Foreign Government Obligations - 3.96%
Republic of South Africa Government International Bond,
6.88%, Due 5/27/2019	7,750,000	8,389,685
5.50%, Due 3/9/2020	8,300,000	8,809,686

Total South Africa (Cost $17,306,347)		17,199,371

Turkey - 6.13%
Foreign Government Obligations - 6.13%
Turkey Government International Bond,
6.75%, Due 4/3/2018	21,350,000	22,167,705
7.50%, Due 7/14/2017	4,200,000	4,250,820
7.50%, Due 11/7/2019	180,000	198,234

Total Turkey (Cost $26,596,574)		26,616,759

United States - 67.09%
U.S. Treasury Obligations - 67.09%
U.S. Treasury Bill,
0.71%, Due 5/11/2017	14,000,000	13,997,424
0.75%, Due 5/25/2017	30,000,000	29,986,560
0.72%, Due 5/18/2017	70,000,000	69,977,530
0.69%, Due 6/15/2017	27,600,000	27,577,451
0.75%, Due 6/29/2017	30,700,000	30,662,945
0.78%, Due 7/6/2017	70,700,000	70,604,060
U.S. Treasury Notes/Bonds,
1.88%, Due 1/31/2022	3,000,000	3,009,609
1.88%, Due 2/28/2022	25,500,000	25,584,660
1.88%, Due 3/31/2022	20,100,000	20,151,034

Total United States (Cost $291,144,900)		291,551,273

	Shares
SHORT-TERM INVESTMENTS - 1.20% (Cost $5,233,402)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%B	5,233,402	5,233,402

TOTAL INVESTMENTS - 98.31% (Cost $426,881,317)		427,237,584
OTHER ASSETS, NET OF LIABILITIES - 1.69%		7,351,604

TOTAL NET ASSETS - 100.00%		$434,589,188

Percentages are stated as a percent of net assets.

See accompanying notes.

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

A	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
B	The Fund is affiliated by having the same investment advisor.

OTC Swap Agreements Outstanding on April 30, 2017:

Credit Default Swaps on Corporate and Sovereign Securities - Buy Protection(1)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 4/30/2017(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
Lebanese Republic	BRC	1.0000	12/20/2019	2.7600	USD	150	$12,087	$7,121	$(4,966)
Lebanese Republic	BRC	1.0000	6/20/2021	3.5100	USD	200	27,039	18,936	(8,103)
Lebanese Republic	BRC	1.0000	6/20/2021	3.5100	USD	275	39,726	26,037	(13,689)
Republic of Chile	BRC	1.0000	6/20/2021	0.5960	USD	500	(6,204)	(8,648)	(2,444)
Russian Federation	BRC	1.0000	6/20/2021	1.2071	USD	500	25,796	3,357	(22,439)
Republic of Kazakhstan	BCC	1.0000	12/20/2021	1.3254	USD	800	22,258	10,143	(12,115)
Lebanese Republic	BCC	1.0000	12/20/2021	3.7055	USD	800	113,687	90,757	(22,930)
Republic of South Africa	BCC	1.0000	12/20/2021	1.7575	USD	2,000	92,764	64,918	(27,846)
Republic of South Africa	BCC	1.0000	12/20/2021	1.7575	USD	1,500	66,540	48,689	(17,851)
Lebanese Republic	BRC	1.0000	12/20/2021	3.7055	USD	15,000	2,086,425	1,701,703	(384,722)
Republic of Korea	BRC	1.0000	12/20/2021	0.5291	USD	500	(12,881)	(10,829)	2,052
Republic of Chile	BRC	1.0000	12/20/2021	0.6682	USD	2,500	(11,077)	(38,124)	(27,047)
Republic of Kazakhstan	BRC	1.0000	12/20/2021	1.3254	USD	250	10,983	3,170	(7,813)
Republic of Kazakhstan	BRC	1.0000	12/20/2021	1.3254	USD	3,000	128,107	38,038	(90,069)
Lebanese Republic	BRC	1.0000	12/20/2021	3.7055	USD	3,000	505,382	340,341	(165,041)
Republic of Indonesia	BRC	1.0000	12/20/2021	1.1704	USD	800	17,961	5,257	(12,704)
Republic of Indonesia	BRC	1.0000	12/20/2021	1.1704	USD	1,000	23,693	6,571	(17,122)
Republic of Kazakhstan	BRC	1.0000	12/20/2021	1.3254	USD	15,000	430,758	190,189	(240,569)
Republic of South Africa	BRC	1.0000	12/20/2021	1.7575	USD	6,000	269,259	194,755	(74,504)
Republic of Chile	CBK	1.0000	12/20/2021	0.6682	USD	8,000	(74,053)	(121,998)	(47,945)
Republic of Kazakhstan	CBK	1.0000	12/20/2021	1.3254	USD	300	12,171	3,804	(8,367)
Russian Federation	CBK	1.0000	12/20/2021	1.3790	USD	3,000	157,589	48,325	(109,264)
Russian Federation	CBK	1.0000	12/20/2021	1.3790	USD	13,000	427,686	209,406	(218,280)
Republic of Colombia	FBF	1.0000	12/20/2021	1.1304	USD	4,000	62,091	20,014	(42,077)
Republic of Indonesia	HUB	1.0000	12/20/2021	1.1704	USD	1,800	39,738	11,828	(27,910)
Republic of Korea	UAG	1.0000	12/20/2021	0.5291	USD	9,000	(207,549)	(194,924)	12,625
Republic of Indonesia	UAG	1.0000	12/20/2021	1.1704	USD	3,000	52,565	19,714	(32,851)
Russian Federation	BCC	1.0000	6/20/2022	1.5499	USD	4,300	143,738	108,140	(35,598)
Republic of Turkey	BCC	1.0000	6/20/2022	2.1013	USD	9,375	602,839	467,123	(135,716)
Republic of Turkey	BRC	1.0000	6/20/2022	2.1013	USD	5,000	324,485	249,132	(75,353)
Republic of South Africa	CBK	1.0000	6/20/2022	1.9450	USD	5,500	251,477	239,484	(11,993)
Republic of Indonesia	HUS	1.0000	6/20/2022	1.3000	USD	3,000	42,250	38,173	(4,077)

							$5,677,330	$3,790,602	$(1,886,728)

Credit Default Swaps on Corporate and Sovereign Securities - Sell Protection(2)
Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 4/30/2017(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
United Mexican States	BRC	1.0000	6/20/2017	0.1257	USD	500	$417	$608	$191
Republic of Philippines	BCC	1.0000	12/20/2019	0.3533	USD	3,000	28,790	47,373	18,583
Republic of Philippines	BRC	1.0000	12/20/2019	0.3533	USD	500	3,619	7,895	4,276

See accompanying notes.

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 4/30/2017(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
Republic of Colombia	HUB	1.0000	12/20/2021	0.5075	USD	7,000	$35,496	$78,111	$42,615

							$68,322	$133,987	$65,665

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Currency Contracts Open on April 30, 2017:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	PEN	5,073,455	6/13/2017	CBK	$17,454	$—	$17,454
Buy	COP	37,274,498	6/15/2017	CBK	—	(525,502)	(525,502)
Sell	COP	3,301,600	6/15/2017	CBK	45,400	—	45,400
Sell	COP	12,769,494	6/15/2017	CBK	—	(169,494)	(169,494)
Sell	COP	518,546	6/15/2017	CBK	—	(18,546)	(18,546)
Sell	KRW	2,591,089	5/30/2017	HUB	8,911	—	8,911
Sell	KRW	$5,347,028	5/30/2017	HUB	25,972	—	25,972
Buy	PLN	13,082,513	6/1/2017	HUB	16,513	—	16,513
Buy	PLN	3,946,126	6/1/2017	HUB	172,126	—	172,126
Sell	PLN	25,831,873	6/1/2017	HUB	—	(1,375,873)	(1,375,873)
Buy	CNY	8,637,208	6/6/2017	HUB	—	(2,792)	(2,792)
Buy	CNY	2,300,255	6/6/2017	HUB	255	—	255
Sell	RUB	17,114,970	6/9/2017	HUB	—	(581,970)	(581,970)
Sell	RUB	1,195,755	6/9/2017	HUB	4,245	—	4,245
Sell	RUB	1,213,424	6/9/2017	HUB	—	(13,424)	(13,424)
Buy	CLP	12,171,509	6/13/2017	HUB	—	(328,491)	(328,491)
Buy	CLP	4,643,041	6/13/2017	HUB	—	(59,588)	(59,588)
Buy	PEN	6,596,705	6/13/2017	HUB	24,705	—	24,705
Buy	PEN	5,076,558	6/13/2017	HUB	20,557	—	20,557
Sell	CLP	726,533	6/13/2017	HUB	23,467	—	23,467
Sell	CLP	10,782,252	6/13/2017	HUB	373,748	—	373,748
Sell	CLP	5,277,288	6/13/2017	HUB	190,712	—	190,712
Sell	PEN	1,947,070	6/13/2017	HUB	—	(49,070)	(49,070)
Sell	PEN	12,909,436	6/13/2017	HUB	—	(159,436)	(159,436)
Buy	COP	1,556,684	6/15/2017	HUB	—	(43,316)	(43,316)
Buy	COP	5,970,370	6/15/2017	HUB	219,147	—	219,147
Sell	COP	3,721,068	6/15/2017	HUB	—	(9,818)	(9,818)
Sell	COP	3,723,574	6/15/2017	HUB	—	(12,324)	(12,324)

See accompanying notes.

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	COP	3,722,947	6/15/2017	HUB	$—	$(11,697)	$(11,697)
Sell	COP	3,726,081	6/15/2017	HUB	—	(14,831)	(14,831)
Sell	COP	6,642,136	6/15/2017	HUB	4,864	—	4,864
Sell	COP	4,714,534	6/15/2017	HUB	66,466	—	66,466
Sell	COP	686,723	6/15/2017	HUB	13,277	—	13,277
Buy	BRL	4,929,081	6/20/2017	HUB	449,878	—	449,878
Sell	BRL	8,574,253	6/20/2017	HUB	—	(49,253)	(49,253)
Sell	BRL	8,550,124	6/20/2017	HUB	81,876	—	81,876
Sell	BRL	7,688,050	6/20/2017	HUB	80,950	—	80,950
Sell	BRL	2,964,069	6/20/2017	HUB	35,931	—	35,931
Sell	BRL	1,589,558	6/20/2017	HUB	10,442	—	10,442
Sell	BRL	8,578,236	6/20/2017	HUB	—	(53,236)	(53,236)
Sell	BRL	2,718,301	6/20/2017	HUB	—	(102,301)	(102,301)
Sell	BRL	2,717,188	6/20/2017	HUB	—	(113,188)	(113,188)
Buy	MXN	13,566,466	6/21/2017	HUB	1,132,446	—	1,132,446
Buy	MXN	2,172,752	6/21/2017	HUB	—	(27,248)	(27,248)
Buy	MXN	17,070,084	6/21/2017	HUB	26,972	—	26,972
Sell	MXN	1,438,361	6/21/2017	HUB	—	(73,361)	(73,361)
Sell	MXN	6,559,704	6/21/2017	HUB	—	(348,704)	(348,704)
Sell	MXN	13,326,160	6/21/2017	HUB	—	(45,160)	(45,160)
Sell	MXN	3,781,022	6/21/2017	HUB	—	(20,022)	(20,022)
Buy	CNY	9,623,498	11/14/2017	HUB	166,498	—	166,498
Sell	CNY	4,831,430	11/14/2017	HUB	1,570	—	1,570
Sell	CNY	4,841,829	11/14/2017	HUB	—	(8,829)	(8,829)
Sell	KRW	5,862,644	5/30/2017	UAG	25,356	—	25,356
Sell	KRW	5,346,083	5/30/2017	UAG	26,917	—	26,917
Buy	PLN	20,195,316	6/1/2017	UAG	795,316	—	795,316
Buy	PLN	1,651,992	6/1/2017	UAG	69,992	—	69,992
Buy	CNY	9,113,120	6/6/2017	UAG	52,120	—	52,120
Buy	CNY	7,681,084	6/6/2017	UAG	40,084	—	40,084
Sell	PEN	1,927,129	6/13/2017	UAG	—	(49,129)	(49,129)
Buy	COP	5,970,370	6/15/2017	UAG	219,147	—	219,147
Sell	COP	375,102	6/15/2017	UAG	4,898	—	4,898
Sell	COP	7,981,265	6/15/2017	UAG	—	(4,265)	(4,265)
Sell	COP	232,473	6/15/2017	UAG	—	(2,473)	(2,473)
Buy	BRL	4,284,630	6/20/2017	UAG	102,962	—	102,962
Sell	BRL	1,986,625	6/20/2017	UAG	—	(75,625)	(75,625)
Sell	BRL	1,947,109	6/20/2017	UAG	—	(81,109)	(81,109)
Buy	MXN	24,191,155	6/21/2017	UAG	36,699	—	36,699
Sell	MXN	18,042,696	6/21/2017	UAG	—	(961,696)	(961,696)
Sell	MXN	13,964,259	6/21/2017	UAG	—	(635,259)	(635,259)

					$4,587,873	$(6,027,030)	$(1,439,157)

See accompanying notes.

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Glossary:

Counterparty Abbreviations:

BCC	Barclays Capital
BRC	Barclays Bank, PLC
CBK	Citibank, N.A.
FBF	Credit Suisse International
HUB	HSBC Bank PLC
HUS	HSBC Bank USA
UAG	UBS AG

Currency Abbreviations:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
USD	United States Dollar

Exchange Abbreviations:

OTC	Over-the-Counter

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2017, the investments were classified as described below:

GLG Total Return Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Corporate Obligations
Brazil	$—	$1,604,800	$—	$1,604,800
British Virgin Islands	—	10,924,667	—	10,924,667
Chile	—	3,562,721	—	3,562,721
India	—	4,863,224	—	4,863,224
Israel	—	4,463,056	—	4,463,056
Kazakhstan	—	4,377,365	—	4,377,365
Mexico	—	22,691,810	—	22,691,810
Netherlands	—	15,260,342	—	15,260,342
Foreign Sovereign Obligations
Brazil	—	10,593,494	—	10,593,494
Foreign Government Obligations
Colombia	—	2,062,500	—	2,062,500
Indonesia	—	6,232,800	—	6,232,800
South Africa	—	17,199,371	—	17,199,371
Turkey	—	26,616,759	—	26,616,759
U.S. Treasury Obligations	—	291,551,273	—	291,551,273
Short-Term Investments - Money Market Funds	5,233,402	—	—	5,233,402

Total Investments in Securities - Assets	$5,233,402	$422,004,182	$—	$427,237,584

Financial Derivative Instruments - Assets
Swap Contracts	$—	$80,342	$—	$80,342
Forward Currency Contracts	—	4,587,873	—	4,587,873

Total Financial Derivative Instruments - Assets	$—	$4,668,215	$—	$4,668,215

Financial Derivative Instruments - Liabilities
Swap Contracts	$—	$(1,901,405)	$—	$(1,901,405)
Forward Currency Contracts	—	(6,027,030)	—	(6,027,030)

Total Financial Derivative Instruments - Liabilities	$—	$(7,928,435)	$—	$(7,928,435)

U.S. GAAP also requires all transfers between any level to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2017, there were no transfers between levels.

See accompanying notes.

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
U.S. Treasury Bill, 0.78%, 7/6/2017		16.2
U.S. Treasury Bill, 0.72%, 5/18/2017		16.1
U.S. Treasury Bill, 0.75%, 6/29/2017		7.1
U.S. Treasury Bill, 0.75%, 5/25/2017		6.9
U.S. Treasury Bill, 0.69%, 6/15/2017		6.3
U.S. Treasury Notes/Bonds, 1.88%, 2/28/2022		5.9
Turkey Government International Bond, 6.75%, 4/3/2018		5.1
U.S. Treasury Notes/Bonds, 1.88, 3/31/2022		4.6
Majapahit Holding B.V., 7.25%, 6/28/2017		3.3
U.S. Treasury Bill, 0.71%, 5/11/2017		3.2
Total Fund Holdings	38

Country Allocation (% Investments)
United States		69.5
Turkey		6.2
Mexico		5.3
South Africa		4
Netherlands		3.6
Brazil		2.9
British Virgin Islands		2.6
Indonesia		1.5
India		1.1
Israel		1
Kazakhstan		1
Chile		0.8
Colombia		0.5

See accompanying notes.

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

		Principal Amount*	Fair Value
Angola - 3.84% (Cost $2,001,073)
Foreign Government Obligations - 2.36%
Angolan Government International Bond, 9.50%, Due 11/12/2025A		$2,000,000	$2,094,520

Structured Notes - 1.48%
Republic of Angola (Issuer Aurora Australis BV), 7.57%, Due 12/19/2023A B		1,312,500	1,313,944

Total Angola (Cost $3,313,573)			3,408,464

Argentina - 4.31%
Foreign Government Obligations - 4.31%
Argentina Bonar Bonds,
22.25%, Due 3/1/2018	ARS	10,388,072	714,243
22.40%, Due 10/9/2017	ARS	24,800,000	1,643,131
Argentine Bonos del Tesoro,
22.75%, Due 3/5/2018	ARS	15,750,000	1,079,328
16.00%, Due 10/17/2023	ARS	5,450,000	394,722

Total Argentina (Cost $3,912,519)			3,831,424

Armenia - 1.79% (Cost $1,500,000)
Structured Notes - 1.79%
Armenian Treasury Bond (Issuer Frontera Capital BV), 10.00%, Due 5/7/2021C D		$1,500,000	1,589,400

Azerbaijan - 2.28% (Cost $2,000,000)
Structured Notes - 2.28%
Republic of Azerbaijan (Issuer Frontera Capital BV), 14.00%, Due 3/30/2020		2,000,000	2,022,000

Bosnia & Herzegovina - 0.38%
Foreign Government Obligations - 0.38%
Bosnia & Herzegovina Government International Bond,
0.56%, Due 12/11/2017, Series A	EUR	280,000	148,929
0.56%, Due 12/11/2021, Series BA	EUR	416,667	190,291

Total Bosnia & Herzegovina (Cost $435,768)			339,220

Cameroon, United Republic Of - 2.56% (Cost $2,044,327)
Foreign Government Obligations - 2.56%
Republic of Cameroon International Bond, 9.50%, Due 11/19/2025A		2,000,000	2,275,320

Congo - 0.99% (Cost $921,679)
Structured Notes - 0.99%
Congolese International Bond, 4.00%, Due 6/30/2029A E		1,170,923	877,709

Dominican Republic - 3.86% (Cost $3,654,535)
Foreign Government Obligations - 3.86%
Dominican Republic International Bond, 11.50%, Due 5/10/2024A	DOP	155,000,000	3,432,119

Ecuador - 2.26%
Foreign Government Obligations - 2.26%
Ecuador Government International Bond,
10.50%, Due 3/24/2020A		1,400,000	1,498,000
9.65%, Due 12/13/2026A		500,000	508,750

Total Ecuador (Cost $1,863,719)			2,006,750

Egypt - 4.45%
Foreign Government Obligations - 4.45%
Egypt Treasury Bills,
0.00%, Due 11/14/2017, Series 364D	EGP	28,000,000	1,407,924
0.01%, Due 1/23/2018, Series 364D	EGP	14,000,000	682,039

See accompanying notes.

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

		Principal Amount*	Fair Value
Egypt - 4.45% (continued)
Foreign Government Obligations - 4.45% (continued)
Egypt Treasury Bills (continued)
0.01%, Due 1/9/2018, Series 364D	EGP	38,000,000	$1,863,099

Total Egypt (Cost $3,879,500)			3,953,062

Ethiopia - 1.11% (Cost $936,924)
Foreign Government Obligations - 1.11%
Ethiopia International Bond, 6.625%, Due 12/11/2024A		$1,000,000	988,500

Gabon - 2.31% (Cost $1,947,111)
Foreign Government Obligations - 2.31%
Gabon Government International Bond, 6.375%, Due 12/12/2024A		2,100,000	2,056,425

Gambia - 1.26% (Cost $1,069,596)
Structured Notes - 1.26%
Central Bank of Gambia (Issuer Frontera Capital BV), 15.00%, Due 8/9/2017C D		1,070,000	1,122,858

Georgia - 1.42% (Cost $1,250,000)
Structured Notes - 1.42%
Georgia Government (Issuer Frontera Capital BV), 10.00%, Due 8/4/2021A C D		1,250,000	1,259,500

Ghana - 4.38%
Foreign Government Obligations - 4.07%
Ghana Government Bond,
21.00%, Due 3/23/2020, Series 5YR	GHS	1,000,000	240,573
24.75%, Due 3/1/2021	GHS	3,900,000	1,041,136
24.75%, Due 7/19/2021	GHS	5,300,000	1,435,623
19.00%, Due 11/2/2026, Series 10Y	GHS	3,875,000	900,276

			3,617,608

Structured Notes - 0.31%
Ghana Government Promissory Notes (Issuer Saderea Ltd.), 12.50%, Due 11/30/2026A		270,195	275,599

Total Ghana (Cost $3,837,639)			3,893,207

Iraq - 3.27% (Cost $2,576,330)
Foreign Government Obligations - 3.27%
Iraq International Bond, 5.80%, Due 1/15/2028A		3,250,000	2,904,688

Ivory Coast - 3.23% (Cost $2,798,833)
Foreign Government Obligations - 3.23%
Ivory Coast Government International Bond, 5.75%, Due 12/31/2032A		2,989,000	2,866,451

Kazakhstan - 4.37%
Structured Notes - 4.37%
National Bank of Kazakhstan (Issuer Citigroup Global Markets),
8.72%, Due 10/2/2017	KZT	466,000,000	1,421,121
10.53%, Due 9/3/2017A	KZT	120,000,000	368,053
10.05%, Due 10/9/2017A	KZT	330,000,000	1,002,408
9.67%, Due 10/8/2017A	KZT	250,000,000	759,400
9.45%, Due 3/3/2018A	KZT	115,000,000	333,090

Total Kazakhstan (Cost $3,768,781)			3,884,072

Kenya - 2.69%
Foreign Government Obligations - 2.69%
Kenya Infrastructure Bond,
11.00%, Due 12/2/2024, Series 9YR	KES	75,000,000	643,206

See accompanying notes.

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

		Principal Amount*	Fair Value
Kenya - 2.69% (continued)
Foreign Government Obligations - 2.69% (continued)
12.50%, Due 5/12/2025, Series 9YR	KES	36,000,000	$336,704
12.00%, Due 9/18/2023, Series 12YR	KES	57,400,000	534,703
12.00%, Due 10/6/2031, Series 15YR	KES	103,000,000	878,677

Total Kenya (Cost $2,618,381)			2,393,290

Malawi - 1.35% (Cost $997,574)
Structured Notes - 1.35%
Republic of Malawi (Issuer Frontera Capital BV), 24.00%, Due 9/7/2018C D		$1,000,000	1,199,800

Mongolia - 4.67%
Foreign Government Obligations - 1.00%
Mongolia Government International Bond, 8.75%, Due 3/9/2024A		800,000	888,876

Structured Notes - 3.67%
Mongolia Ministry of Finance (Issuer ING Bank NV), 16.50%, Due 10/13/2017		4,250,000	3,261,407

Total Mongolia (Cost $4,105,159)			4,150,283

Mozambique - 4.80%
Foreign Government Obligations - 1.53%
Mozambique International Bond, 10.50%, Due 1/18/2023A		1,900,000	1,358,500

Structured Notes - 3.27%
Mozambique Government Bond (issuer ICBC Standard Bank PLC), 27.00%, Due 2/26/2020	MZN	180,000,000	2,901,376

Total Mozambique (Cost $4,497,205)			4,259,876

Nicaragua - 2.48%
Foreign Government Obligations - 0.30%
Nicaragua Government International Bond, 5.00%, Due 2/1/2019		275,834	264,801

Structured Notes - 2.18%
Empresa Administradora de Aeropuertos Internacionales (Issuer Zambezi BV), 8.25%, Due 4/8/2024C D		2,000,000	1,938,400

Total Nicaragua (Cost $2,270,695)			2,203,201

Nigeria - 2.99%
Foreign Sovereign Obligations - 0.87%
Nigeria Government Bond, 6.697%, Due 8/31/2017	NGN	250,000,000	768,164

Structured Notes - 2.12%
Nigeria OMO Treasury Bill (Issuer Standard Chartered Bank), 19.25%, Due 9/20/2017D		1,000,000	1,881,600

Total Nigeria (Cost $1,690,962)			2,649,764

Rwanda - 0.92% (Cost $760,258)
Foreign Government Obligations - 0.92%
Rwanda International Government Bond, 6.625%, Due 5/2/2023A		800,000	813,715

Senegal - 0.86% (Cost $712,733)
Foreign Government Obligations - 0.86%
Senegal Government International Bond, 6.25%, Due 7/30/2024A		750,000	766,125

Sri Lanka - 4.61%
Foreign Government Obligations - 4.61%
Sri Lanka Government Bonds,
9.00%, Due 5/1/2021, Series A	LKR	215,000,000	1,276,034

See accompanying notes.

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

		Principal Amount*	Fair Value
Sri Lanka - 4.61% (continued)
Foreign Government Obligations - 4.61% (continued)
Sri Lanka Government Bonds (continued)
11.40%, Due 1/1/2024, Series A	LKR	35,000,000	$220,756
11.00%, Due 8/1/2021, Series A	LKR	200,000,000	1,265,236
11.50%, Due 9/1/2028	LKR	100,000,000	621,765
11.00%, Due 8/1/2024, Series A	LKR	115,000,000	715,362

Total Sri Lanka (Cost $4,226,971)			4,099,153

Supranational - 2.08% (Cost $3,000,000)
Foreign Government Obligations - 2.08%
European Bank for Reconstruction & Development, 7.80%, Due 7/24/2017A		$3,000,000	1,846,851

Suriname - 1.25% (Cost $1,100,654)
Foreign Government Obligations - 1.25%
Republic of Suriname, 9.25%, Due 10/26/2026A		1,100,000	1,111,000

Tunisia - 1.10% (Cost $910,060)
Foreign Government Obligations - 1.10%
Banque Centrale de Tunisie International Bond, 5.75%, Due 1/30/2025A		1,000,000	981,000

Uganda - 2.09%
Foreign Government Obligations - 0.82%
Republic of Uganda Government Bonds,
16.13%, Due 3/22/2018, Series 2YR	UGX	800,000,000	223,737
10.75%, Due 9/6/2018	UGX	1,925,000,000	503,707

			727,444

Foreign Sovereign Obligations - 1.27%
Uganda Government Bond, 16.50%, Due 5/13/2021	UGX	4,200,000,000	1,127,553

Total Uganda (Cost $2,009,209)			1,854,997

Uruguay - 4.38%
Foreign Government Obligations - 4.38%
Uruguay Government International Bond, 5.00%, Due 9/14/2018F	UYU	67,478,662	2,390,145
Uruguay Notas del Tesoro, 13.90%, Due 7/29/2020, Series 8	UYU	40,750,000	1,499,217

Total Uruguay (Cost $4,270,203)			3,889,362

Zambia - 3.87%
Foreign Government Obligations - 3.87%
Zambia Government Bond,
11.00%, Due 9/1/2019, Series 5YR	ZMW	4,800,000	430,602
11.00%, Due 2/16/2020, Series 5YR	ZMW	500,000	43,613
11.00%, Due 5/26/2020, Series 5YR	ZMW	23,100,000	1,984,366
12.00%, Due 5/23/2023, Series 7YR	ZMW	6,100,000	479,130
12.00%, Due 11/21/2023, Series 7YR	ZMW	2,400,000	183,462
Zambia Government International Bond, 8.97%, Due 7/30/2027A		300,000	320,310

Total Zambia (Cost $3,354,897)			3,441,483

		Shares
SHORT-TERM INVESTMENTS - 8.43% (Cost $7,491,319)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%G		7,491,319	7,491,319

TOTAL INVESTMENTS - 96.64% (Cost $85,727,114)			85,862,388
OTHER ASSETS, NET OF LIABILITIES - 3.36%			2,988,520

TOTAL NET ASSETS - 100.00%			$88,850,908

See accompanying notes.

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
B	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
C	Variable rate.
D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $8,991,558 or 10.1% of net assets. The Fund has no right to demand registration of these securities.
E	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
F	Inflation-Indexed Note.
G	The Fund is affiliated by having the same investment advisor.

PLC - Public Limited Company.

Glossary:

Currency Abbreviations:
ARS	Argentine Peso
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
KES	Kenyan Shilling
KZT	Kazakhstani Tenge
LKR	Sri Lankan Rupee
MZN	Mozambique Metical
NGN	Nigerian Naira
UGX	Ugandan Shilling
UYU	Uruguayan Peso
ZMW	Zambian Kwacha

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2017, the investments were classified as described below:

Global Evolution Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Foreign Government Obligations
Angola	$—	$2,094,520	$—	$2,094,520
Argentina	—	3,831,424	—	3,831,424
Bosnia & Herzegovina	—	—	339,220	339,220
Cameroon	—	2,275,320	—	2,275,320
Dominican Republic	—	3,432,119	—	3,432,119
Ecuador	—	2,006,750	—	2,006,750
Egypt	—	3,953,062	—	3,953,062
Ethiopia	—	988,500	—	988,500
Gabon	—	2,056,425	—	2,056,425
Ghana	—	3,617,608	—	3,617,608
Iraq	—	2,904,688	—	2,904,688
Ivory Coast	—	2,866,451	—	2,866,451
Kenya	—	2,393,290	—	2,393,290
Mongolia	—	888,876	—	888,876
Mozambique	—	1,358,500	—	1,358,500

See accompanying notes.

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Global Evolution Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Nicaragua	$—	$—	$264,801	$264,801
Rwanda	—	813,715	—	813,715
Senegal	—	766,125	—	766,125
Sri Lanka	—	4,099,153	—	4,099,153
Supranational	—	—	1,846,851	1,846,851
Suriname	—	1,111,000	—	1,111,000
Tunisia	—	981,000	—	981,000
Uganda	—	727,444	—	727,444
Uruguay	—	3,889,362	—	3,889,362
Zambia	—	3,441,483	—	3,441,483
Structured Notes
Angola	—	—	1,313,944	1,313,944
Armenia	—	—	1,589,400	1,589,400
Azerbaijan	—	—	2,022,000	2,022,000
Congo Republic	—	877,709	—	877,709
Gambia	—	—	1,122,858	1,122,858
Georgia	—	—	1,259,500	1,259,500
Ghana	—	275,599	—	275,599
Kazakhstan	—	—	3,884,072	3,884,072
Malawi	—	—	1,199,800	1,199,800
Mongolia	—	—	3,261,407	3,261,407
Mozambique	—	—	2,901,376	2,901,376
Nicaragua	—	—	1,938,400	1,938,400
Nigeria	—	—	1,881,600	1,881,600
Foreign Sovereign Obligations
Nigeria	—	768,164	—	768,164
Uganda	—	—	1,127,553	1,127,553
Short-Term Investments - Money Market Funds	7,491,319	—	—	7,491,319

Total Investments in Securities - Assets	$7,491,319	$52,418,287	$25,952,782	$85,862,388

U.S. GAAP requires all transfers between any level to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. As of April 30, 2017, there were no transfers between Level 1 and Level 2, and there were Foreign Sovereign Obligations transferred with a value of $1,127,553 from Level 2 to Level 3 for the Global Evolution Fund. This was due to limited market transparency as noted in the table below.

The following table is a reconciliation of Level 3 assets within the Global Evolution Frontier Markets Income Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2017	Net Purchases	Net Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2017	Change in Unrealized Appreciation (Depreciation) at Period end**
Foreign Government Obligations	$2,273,510	$—	$136,278	$1,970	$3,016	$308,654	$—	$—	$2,450,872	$308,654
Structured Notes	13,898,654	9,718,458	2,649,558	78,843	(711,075)	2,039,035	—	—	22,374,357	2,039,035
Foreign Sovereign Obligations	—	—	—	—	—	—	1,127,553	—	1,127,553	—

	$16,172,164	$9,718,458	$2,785,836	$80,813	$(708,059)	$2,347,689	$1,127,553	$—	$25,952,782	$2,347,689

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

The Foreign Government Obligations and the Structured Notes classified as Level 3 were valued using broker dealer quotes. The reference entities for the Structured Notes are foreign governments. These securities were included in the Level 3 category due to the limited market transparency of the inputs used in the valuation and/or lack of corroborative data for the quoted prices.

See accompanying notes.

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Dominican Republic International Bond, 11.50%, 5/10/2024		3.9
Mongolia Ministry of Finance (Issuer ING Bank NV), 1.00%, 10/13/2017		3.7
Iraq International Bond, 5.80%, 1/15/2028		3.3
Mozambique Government Bond (issuer ICBC Standard Bank PLC), 27.00%, 2/26/2020		3.3
Ivory Coast Government International Bond, 5.75%, 12/31/2032		3.2
Uruguay Government International Bond, 5.00%, 9/14/2018		2.7
Republic of Cameroon International Bond, 9.50%, 11/19/2025		2.6
Angolan Government International Bond, 9.50%, 11/12/2025		2.4
Gabon Government International Bond, 6.38%, 12/12/2024		2.3
Republic of Azerbaijan (Issuer Frontera Capital BV), 14.00%, 3/30/2020		2.3
Total Fund Holdings	68

Asset Allocation (% Investments)
Fixed-Income		91.3
Cash Equivalents		8.7

Country Allocation (% Investments)
United States		8.7
Mozambique		5.0
Mongolia		4.8
Sri Lanka		4.8
Egypt		4.6
Ghana		4.5
Uruguay		4.5
Kazakhstan		4.5
Argentina		4.5
Zambia		4.0
Dominican Republic		4.0
Angola		4.0
Iraq		3.4
Ivory Coast		3.3
Nigeria		3.1
Kenya		2.8
Cameroon		2.6
Nicaragua		2.6
Gabon		2.4
Azerbaijan		2.3
Ecuador		2.3
Uganda		2.2
Supranational		2.2
Armenia		1.9
Georgia		1.5
Malawi		1.4
Gambia		1.3
Suriname		1.3
Ethiopia		1.2
Tunisia		1.1
Congo Republic		1.0
Rwanda		0.9
Senegal		0.9
Bosnia & Herzegovina		0.4

See accompanying notes.

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG
COMMON STOCKS - 74.55%
CONSUMER DISCRETIONARY - 19.15%
Automobiles - 0.26%
Harley-Davidson, Inc.	801	$45,505

Distributors - 1.26%
LKQ Corp.A	7,178	224,241

Diversified Consumer Services - 1.17%
Service Corp. International/US	543	17,495
ServiceMaster Global Holdings, Inc.A	4,978	189,662

		207,157

Hotels, Restaurants & Leisure - 2.71%
Brinker International, Inc.	998	44,102
Caesars Acquisition Co., Class AA	256	4,467
Caesars Entertainment Corp.A	592	6,571
Carnival Corp.	1,458	90,061
Dunkin’ Brands Group, Inc.	979	54,687
Extended Stay America, Inc.	996	17,370
Melco Crown Entertainment Ltd., ADR	3,102	68,089
MGM Resorts International	4,069	124,959
Royal Caribbean Cruises Ltd.	176	18,761
Wyndham Worldwide Corp.	558	53,183

		482,250

Household Durables - 2.58%
Mohawk Industries, Inc.A	982	230,564
Newell Brands, Inc.	4,770	227,720

		458,284

Internet & Direct Marketing Retail - 2.44%
Amazon.com, Inc.A	100	92,500
Ctrip.com International Ltd., ADRA	311	15,708
JD.com, Inc., ADRA	1,455	51,027
Netflix, Inc.A	540	82,188
Ocado Group PLCA	59,063	192,011

		433,434

Media - 3.79%
CBS Corp., Class B, NVDR	1,411	93,916
Comcast Corp., Class A	1,535	60,157
CTS Eventim AG & Co. KGaA	2,424	93,380
DISH Network Corp., Class A	165	10,633
ITV PLC	55,204	150,150
Time Warner, Inc.	606	60,158
Tribune Media Co., Class A	163	5,959
Viacom, Inc., Class B	4,689	199,564

		673,917

Multiline Retail - 1.51%
Dollar General Corp.	3,700	269,027

Specialty Retail - 3.05%
Barnes & Noble, Inc.	275	2,351
Bed Bath & Beyond, Inc.	685	26,544
Foot Locker, Inc.	764	59,088
Gap, Inc.	1,953	51,168
Lowe’s Cos., Inc.	3,302	280,274
MarineMax, Inc.A	2,402	48,881

See accompanying notes.

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
Specialty Retail - 3.05% (continued)
Tile Shop Holdings, Inc.	3,482	$74,341

		542,647

Textiles, Apparel & Luxury Goods - 0.38%
Kate Spade & Co.A	1,151	20,027
Lululemon Athletica, Inc.A	430	22,360
Moncler SpA	875	21,598
NIKE, Inc., Class B	78	4,322

		68,307

Total Consumer Discretionary		3,404,769

CONSUMER STAPLES - 6.16%
Beverages - 0.77%
Anheuser-Busch InBev S.A., Sponsored ADR	163	18,458
Constellation Brands, Inc., Class A	285	49,174
Molson Coors Brewing Co., Class B	731	70,096

		137,728

Food & Staples Retailing - 1.13%
Alimentation Couche-Tard, Inc., Class B	4,378	201,349

Food Products - 1.20%
Mead Johnson Nutrition Co.	1,162	103,093
Mondelez International, Inc., Class A	2,454	110,503

		213,596

Household Products - 1.88%
HRG Group, Inc.A	11,323	226,573
Procter & Gamble Co.	1,223	106,805

		333,378

Tobacco - 1.18%
Reynolds American, Inc.	3,239	208,915

Total Consumer Staples		1,094,966

ENERGY - 7.68%
Energy Equipment & Services - 1.23%
Halliburton Co.	3,192	146,449
TechnipFMC PLCA	2,386	71,890

		218,339

Oil, Gas & Consumable Fuels - 6.45%
Anadarko Petroleum Corp.	1,575	89,806
Concho Resources, Inc.A	751	95,122
ConocoPhillips	1,372	65,732
Continental Resources, Inc.A	323	13,698
DHT Holdings, Inc.	264	1,265
Hess Corp.	1,612	78,714
Kinder Morgan, Inc.	2,071	42,725
Laredo Petroleum, Inc.A	3,548	45,627
Marathon Petroleum Corp.	4,041	205,848
MPLX LP	920	32,412
Newfield Exploration Co.A	1,578	54,630
Pioneer Natural Resources Co.	343	59,336
Tesoro Corp.	2,062	164,362
Tesoro Logistics LP	3,610	198,045

		1,147,322

Total Energy		1,365,661

See accompanying notes.

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
FINANCIALS - 15.65%
Banks - 11.66%
1st Capital BankA	741	$9,966
Aldermore Group PLCA	10,067	33,692
American Business BankA	2,328	96,030
American River Bankshares	1,702	25,190
American Riviera BankA	2,244	37,475
Banc of California, Inc.	5,006	108,630
Bank of Marin Bancorp	662	41,805
Bank of the James Financial Group, Inc.	3,536	53,747
Bay Bancorp, Inc.A	4,996	36,221
Baycom Corp.A	929	15,329
Bridge Bancorp, Inc.	4,655	168,744
Bryn Mawr Bank Corp.	971	41,656
California Bank of CommerceA	370	7,197
Cambridge Bancorp	768	51,456
Capital City Bank Group, Inc.	506	10,429
Carter Bank & Trust	14	237
Chemung Financial Corp.	366	13,904
Citizens Financial Group, Inc.	1,756	64,463
Comerica, Inc.	201	14,211
Commerce West Bank	1,605	30,174
Community Financial Corp.	2,259	81,211
Empire Bancorp, Inc.A	1,257	16,342
Farmers & Merchants Bank of Long Beach	7	51,842
Fifth Third Bancorp	1,623	39,650
First Foundation, Inc.A	2,671	41,935
First Northern Community BancorpA	1,856	22,458
First of Long Island Corp.	2,790	75,888
First South Bancorp, Inc.	1,886	24,480
Guaranty Bancorp	910	22,887
Huntington Bancshares, Inc.	2,056	26,440
Independent Bank Corp.	768	17,126
Old Line Bancshares, Inc.	912	25,317
Old Point Financial Corp.	155	4,772
Orrstown Financial Services, Inc.	1,318	28,271
Peapack Gladstone Financial Corp.	2,293	73,514
Premier Financial Bancorp, Inc.	1,059	22,694
Puget Sound Bancorp, Inc.A	1,067	25,820
Regions Financial Corp.	1,894	26,042
Republic First Bancorp, Inc.A	5,117	44,006
Seacoast Banking Corp. of FloridaA	4,729	114,442
Seacoast Commerce Banc Holdings	148	2,705
Shore Bancshares, Inc.	634	10,518
Signature BankA	371	51,365
Southern First Bancshares, Inc.A	64	2,157
Stewardship Financial Corp.	1,767	15,903
Sunshine Bancorp, Inc.A	2,930	62,966
Sussex Bancorp	1,956	50,465
Texas Capital Bancshares, Inc.A	186	14,155
Triumph Bancorp, Inc.A	436	9,766
Unity Bancorp, Inc.	210	3,434
Veritex Holdings, Inc.A	2,618	70,529
WashingtonFirst Bankshares, Inc.	2,396	67,399
Wintrust Financial Corp.	577	40,886
Zions Bancorporation	607	24,298

		2,072,239

Capital Markets - 0.41%
CBOE Holdings, Inc.	666	54,885

See accompanying notes.

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
Capital Markets - 0.41% (continued)
Intercontinental Exchange, Inc.	300	$18,076

		72,961

Consumer Finance - 1.80%
Ally Financial, Inc.	6,827	135,175
Capital One Financial Corp.	828	66,555
OneMain Holdings, Inc.A	2,235	52,120
Regional Management Corp.A	2,383	47,255
Santander Consumer USA Holdings, Inc.A	1,529	19,479

		320,584

Diversified Financial Services - 0.15%
Marlin Business Services Corp.	1,055	26,849

Insurance - 0.25%
First American Financial Corp.	1,024	44,452

Thrifts & Mortgage Finance - 1.38%
BofI Holding, Inc.A	3,401	81,250
Coastway Bancorp, Inc.A	791	15,266
Elmira Savings Bank	511	8,815
Flagstar Bancorp, Inc.A	1,308	38,246
HomeStreet, Inc.A	401	10,426
PennyMac Financial Services, Inc., Class AA	2,991	49,351
Provident Bancorp, Inc.A	1,949	41,514

		244,868

Total Financials		2,781,953

HEALTH CARE - 0.83%
Health Care Providers & Services - 0.52%
AmerisourceBergen Corp.	26	2,133
Cardinal Health, Inc.	49	3,557
Cigna Corp.	339	53,009
Express Scripts Holding Co.A	37	2,270
McKesson Corp.	34	4,702
Universal Health Services, Inc., Class B	228	27,533

		93,204

Pharmaceuticals - 0.31%
Allergan PLC	223	54,381

Total Health Care		147,585

INDUSTRIALS - 5.69%
Aerospace & Defense - 0.55%
Meggitt PLC	7,812	46,796
TransDigm Group, Inc.	210	51,813

		98,609

Air Freight & Logistics - 0.36%
FedEx Corp.	337	63,929

Airlines - 1.27%
Copa Holdings S.A., Class A	222	25,845
Latam Airlines Group S.A., Sponsored ADR	1,224	15,508
Southwest Airlines Co.	699	39,298
Spirit Airlines, Inc.A	1,846	105,720

See accompanying notes.

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
Airlines - 1.27% (continued)
United Continental Holdings, Inc.A	565	$39,669

		226,040

Building Products - 0.10%
AO Smith Corp.	323	17,403

Commercial Services & Supplies - 1.31%
KAR Auction Services, Inc.	5,329	232,451

Construction & Engineering - 0.16%
Fluor Corp.	575	29,509

Electrical Equipment - 0.12%
Rockwell Automation, Inc.	133	20,928

Machinery - 0.36%
Navistar International Corp.	530	14,262
Trinity Industries, Inc.	1,833	49,308

		63,570

Marine - 0.03%
Scorpio Bulkers, Inc.A	670	4,992

Road & Rail - 0.81%
Avis Budget Group, Inc.A	428	13,054
CSX Corp.	412	20,946
Kansas City Southern	147	13,240
Union Pacific Corp.	874	97,853

		145,093

Trading Companies & Distributors - 0.62%
AerCap Holdings N.V.A	989	45,504
Air Lease Corp.	1,217	46,417
Herc Holdings, Inc.A	388	17,642

		109,563

Total Industrials		1,012,087

INFORMATION TECHNOLOGY - 9.78%
Communications Equipment - 0.30%
Palo Alto Networks, Inc.A	487	52,796

Internet Software & Services - 3.39%
Alibaba Group Holding Ltd., Sponsored ADRA	823	95,056
Alphabet, Inc., Class CA	120	108,715
Alphabet, Inc., Class AA	42	38,830
Facebook, Inc., Class AA	48	7,212
Yahoo!, Inc.A	7,337	353,717

		603,530

IT Services - 1.43%
Cognizant Technology Solutions Corp., Class AA	1,284	77,335
Fidelity National Information Services, Inc.	2,110	177,641

		254,976

Semiconductors & Semiconductor Equipment - 0.83%
Intel Corp.	1,631	58,961
NXP Semiconductors N.V.A	830	87,772

		146,733

Software - 3.04%
Dell Technologies, Inc. Class V, Class VA	24	1,611
LINE Corp., ADRA	3,747	128,672
Microsoft Corp.	1,276	87,355

See accompanying notes.

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
Software - 3.04% (continued)
Red Hat, Inc.A	1,090	$96,007
SS&C Technologies Holdings, Inc.	5,717	210,042
Symantec Corp.	547	17,302

		540,989

Technology Hardware, Storage & Peripherals - 0.79%
HP, Inc.	7,473	140,642

Total Information Technology		1,739,666

MATERIALS - 5.82%
Chemicals - 1.48%
Dow Chemical Co.	448	28,134
Olin Corp.	209	6,715
Sherwin-Williams Co.	682	228,252

		263,101

Construction Materials - 0.34%
Buzzi Unicem SpA	980	25,194
Summit Materials, Inc., Class AA	1,370	35,154

		60,348

Containers & Packaging - 0.49%
Ardagh Group S.A.A	263	5,636
Berry Plastics Group, Inc.A	1,625	81,250
Graphic Packaging Holding Co.	54	733

		87,619

Metals & Mining - 2.23%
Boliden AB	1,965	56,173
First Quantum Minerals Ltd.	6,628	63,170
Teck Resources Ltd., Class B	8,787	182,242
voestalpine AG	1,060	44,287
Warrior Met Coal, Inc.A	2,802	50,660

		396,532

Paper & Forest Products - 1.28%
Canfor Corp.A	9,109	136,797
West Fraser Timber Co., Ltd.	2,001	89,917

		226,714

Total Materials		1,034,314

REAL ESTATE - 1.41%
Equity Real Estate Investment Trusts (REITs) - 0.50%
Colony NorthStar, Inc., Class A	5,696	74,447
Gaming and Leisure Properties, Inc.	434	15,103

		89,550

Real Estate Management & Development - 0.91%
Realogy Holdings Corp.	5,294	161,731

Total Real Estate		251,281

TELECOMMUNICATION SERVICES - 2.38%
Diversified Telecommunication Services - 1.67%
Telefonica Deutschland Holding AG	33,909	164,370
Verizon Communications, Inc.	2,898	133,047

		297,417

Wireless Telecommunication Services - 0.71%
TIM Participacoes S.A., ADR	7,826	126,077

See accompanying notes.

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
Total Telecommunication Services		$423,494

Total Common Stocks (Cost $12,157,579)		13,255,776

WARRANTS - 0.00% (Cost $292)
ENERGY - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Kinder Morgan, Inc., 5/25/2017, Strike Price $40.00A B	307	1

SHORT-TERM INVESTMENTS - 19.04% (Cost $3,386,021)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%C	3,386,021	3,386,021

TOTAL SECURITIES HELD LONG (Cost $15,543,892)		16,641,798

SECURITIES HELD SHORT
COMMON STOCKS - (23.19%)
CONSUMER DISCRETIONARY - (3.24%)
Automobiles - (0.79%)
Bayerische Motoren Werke AG	(143)	(13,653)
Ford Motor Co.	(1,083)	(12,422)
General Motors Co.	(479)	(16,593)
Nissan Motor Co., Ltd.	(3,451)	(32,769)
Tesla Motors, Inc.A	(46)	(14,447)
Toyota Motor Corp., ADR	(473)	(51,150)

		(141,034)

Hotels, Restaurants & Leisure - (0.42%)
Cheesecake Factory, Inc.	(372)	(23,867)
Intercontinental Hotels Group	(484)	(25,677)
Six Flags Entertainment Corp.	(184)	(11,520)
Wynn Resorts Ltd.	(113)	(13,952)

		(75,016)

Household Durables - (0.26%)
Leggett & Platt, Inc.	(55)	(2,890)
Meritage Homes Corp.	(383)	(14,918)
Newell Brands, Inc.	(270)	(12,890)
PulteGroup, Inc.	(683)	(15,483)

		(46,181)

Internet & Direct Marketing Retail - (0.13%)
Boohoo.com PLCA	(4,599)	(11,228)
Netflix, Inc.A	(81)	(12,328)

		(23,556)

Leisure Products - (0.13%)
Polaris Industries, Inc.	(268)	(22,850)

Media - (0.34%)
Discovery Communications, Inc., Class AA	(755)	(21,729)
Scripps Networks Interactive, Inc., Class A	(274)	(20,473)
Walt Disney Co.	(161)	(18,612)

		(60,814)

Multiline Retail - (0.26%)
Dollar Tree, Inc.A	(461)	(38,157)
Marks & Spencer Group PLC	(1,684)	(7,996)

		(46,153)

Specialty Retail - (0.56%)
Advance Auto Parts, Inc.	(120)	(17,057)
Asbury Automotive Group, Inc.A	(383)	(23,440)
Best Buy Co., Inc.	(200)	(10,362)

See accompanying notes.

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
Specialty Retail - (0.56%) (continued)
CarMax, Inc.A	(161)	$(9,511)
Floor & Decor Holdings, Inc., Class AA	(174)	(5,637)
Home Depot, Inc.	(31)	(4,839)
Ross Stores, Inc.	(99)	(6,435)
Sally Beauty Holdings, Inc.A	(1,184)	(22,520)

		(99,801)

Textiles, Apparel & Luxury Goods - (0.35%)
Fossil Group, Inc.A	(456)	(7,866)
HUGO BOSS AG	(41)	(3,119)
Pandora A/S	(107)	(11,565)
Steven Madden Ltd.	(92)	(3,500)
Under Armour, Inc., Class AA	(1,646)	(35,372)

		(61,422)

Total Consumer Discretionary		(576,827)

CONSUMER STAPLES - (2.26%)
Beverages - (0.13%)
Constellation Brands, Inc., Class A	(129)	(22,258)

Food & Staples Retailing - (0.34%)
Costco Wholesale Corp.	(155)	(27,516)
Kroger Co.	(456)	(13,520)
SUPERVALU, Inc.A	(2,424)	(9,938)
Wal-Mart Stores, Inc.	(137)	(10,300)

		(61,274)

Food Products - (0.70%)
Blue Buffalo Pet Products, Inc.A	(233)	(5,743)
Dean Foods Co.	(93)	(1,836)
General Mills, Inc.	(633)	(36,404)
Hormel Foods Corp.	(1,075)	(37,711)
Kraft Heinz Co.	(476)	(43,026)

		(124,720)

Household Products - (0.43%)
Church & Dwight Co., Inc.	(81)	(4,012)
Procter & Gamble Co.	(838)	(73,182)

		(77,194)

Tobacco - (0.66%)
British American Tobacco PLC, Sponsored ADR	(1,713)	(116,552)

Total Consumer Staples		(401,998)

ENERGY - (3.18%)
Energy Equipment & Services - (1.26%)
Baker Hughes, Inc.	(788)	(46,783)
National Oilwell Varco, Inc.	(2,138)	(74,766)
Schlumberger Ltd.	(1,410)	(102,352)

		(223,901)

Oil, Gas & Consumable Fuels - (1.92%)
Apache Corp.	(547)	(26,606)
Chevron Corp.	(445)	(47,481)
EOG Resources, Inc.	(627)	(57,998)
Exxon Mobil Corp.	(578)	(47,194)
Hess Corp.	(375)	(18,311)
Marathon Oil Corp.	(2,160)	(32,119)
Noble Energy, Inc.	(181)	(5,852)

See accompanying notes.

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
Oil, Gas & Consumable Fuels - (1.92%) (continued)
Occidental Petroleum Corp.	(1,432)	$(88,125)
Valero Energy Corp.	(291)	(18,802)

		(342,488)

Total Energy		(566,389)

FINANCIALS - (5.89%)
Banks - (4.80%)
Bank of the Ozarks, Inc.	(495)	(23,498)
Capital Bank Financial Corp., Class A	(640)	(26,560)
Cathay General Bancorp	(918)	(34,930)
CenterState Banks, Inc.	(1,614)	(40,721)
Community Bank System, Inc.	(883)	(49,404)
CVB Financial Corp.	(1,899)	(40,905)
FCB Financial Holdings, Inc., Class AA	(570)	(26,933)
First Financial Bancorp	(1,277)	(35,309)
First Financial Bankshares, Inc.	(1,031)	(41,188)
First Merchants Corp.	(619)	(25,614)
First Republic Bank	(370)	(34,210)
German American Bancorp, Inc.	(222)	(7,299)
Glacier Bancorp, Inc.	(1,432)	(48,373)
Home BancShares, Inc.	(1,576)	(40,109)
Independent Bank Corp.	(105)	(6,647)
Lakeland Financial Corp.	(293)	(13,378)
NBT Bancorp, Inc.	(258)	(9,850)
Renasant Corp.	(692)	(29,341)
ServisFirst Bancshares, Inc.	(1,010)	(38,178)
Simmons First National Corp., Class A	(254)	(13,881)
South State Corp.	(472)	(41,607)
Stock Yards Bancorp, Inc.	(597)	(24,477)
Tompkins Financial Corp.	(170)	(14,054)
UMB Financial Corp.	(369)	(26,749)
United Bankshares, Inc.	(1,158)	(46,204)
Webster Financial Corp.	(964)	(48,981)
WesBanco, Inc.	(639)	(25,439)
Westamerica Bancorp	(117)	(6,437)
Western Alliance BancorpA	(707)	(33,865)

		(854,141)

Consumer Finance - (0.26%)
Credit Acceptance Corp.A	(62)	(12,601)
Discover Financial Services	(227)	(14,208)
Enova International, Inc.A	(653)	(9,273)
Synchrony Financial	(345)	(9,591)

		(45,673)

Thrifts & Mortgage Finance - (0.83%)
Beneficial Bancorp, Inc.	(753)	(12,048)
Capitol Federal Financial, Inc.	(532)	(7,783)
Clifton Bancorp, Inc.	(418)	(6,981)
Kearny Financial Corp.	(870)	(12,702)
Northwest Bancshares, Inc.	(1,604)	(25,889)
Provident Financial Services, Inc.	(793)	(20,372)
Washington Federal, Inc.	(419)	(14,120)
WSFS Financial Corp.	(1,025)	(48,380)

		(148,275)

Total Financials		(1,048,089)

See accompanying notes.

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
HEALTH CARE - (0.04%)
Biotechnology - (0.04%)
Celgene Corp.A	(55)	$(6,823)

INDUSTRIALS - (2.04%)
Aerospace & Defense - (0.27%)
Airbus SEA	(38)	(3,078)
Airbus SEA	(30)	(2,424)
Boeing Co.	(53)	(9,796)
United Technologies Corp.	(270)	(32,127)

		(47,425)

Air Freight & Logistics - (0.50%)
CH Robinson Worldwide, Inc.	(966)	(70,228)
United Parcel Service, Inc., Class B	(99)	(10,639)
XPO Logistics, Inc.A	(149)	(7,359)

		(88,226)

Commercial Services & Supplies - (0.02%)
Cintas Corp.	(36)	(4,409)

Electrical Equipment - (0.08%)
Eaton Corp. PLC	(192)	(14,523)

Industrial Conglomerates - (0.13%)
General Electric Co.	(827)	(23,974)

Machinery - (0.35%)
Kone OYJ, Class B	(247)	(11,317)
PACCAR, Inc.	(307)	(20,486)
SKF AB, Class B	(710)	(15,599)
Volvo AB, Class BA	(896)	(14,658)

		(62,060)

Marine - (0.12%)
Kirby Corp.A	(295)	(20,827)

Road & Rail - (0.24%)
Union Pacific Corp.	(220)	(24,631)
Werner Enterprises, Inc.	(656)	(17,909)

		(42,540)

Trading Companies & Distributors - (0.33%)
Aircastle Ltd.	(1,404)	(33,163)
GATX Corp.	(426)	(25,517)

		(58,680)

Total Industrials		(362,664)

INFORMATION TECHNOLOGY - (4.53%)
Communications Equipment - 0.00%
Cisco Systems, Inc.	(12)	(409)

Electronic Equipment, Instruments & Components - (1.01%)
Amphenol Corp., Class A	(815)	(58,933)
Corning, Inc.	(4,190)	(120,881)

		(179,814)

Internet Software & Services - (0.73%)
Alibaba Group Holding Ltd., Sponsored ADRA	(859)	(99,214)
Baidu, Inc., ADRA	(79)	(14,238)
United Internet AG	(301)	(13,855)

See accompanying notes.

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
Internet Software & Services - (0.73%) (continued)
Yahoo Japan Corp.	(379)	$(1,622)

		(128,929)

IT Services - (1.13%)
Accenture PLC, Class A	(51)	(6,186)
Infosys Ltd., Sponsored ADR	(5,449)	(79,337)
International Business Machines Corp.	(661)	(105,952)
Square, Inc., Class AA	(125)	(2,280)
Wirecard AG	(108)	(6,378)

		(200,133)

Semiconductors & Semiconductor Equipment - (0.06%)
NVIDIA Corp.	(108)	(11,264)

Software - (1.50%)
Activision Blizzard, Inc.	(1,385)	(72,366)
Adobe Systems, Inc.A	(321)	(42,930)
Check Point Software Technologies Ltd.A	(300)	(31,203)
Electronic Arts, Inc.A	(587)	(55,659)
Symantec Corp.	(82)	(2,594)
Ultimate Software Group, Inc.A	(10)	(2,027)
VMware, Inc., Class AA	(31)	(2,918)
Workday, Inc., Class AA	(649)	(56,723)

		(266,420)

Technology Hardware, Storage & Peripherals - (0.10%)
Canon, Inc.	(389)	(12,898)
Logitech International S.A.	(156)	(5,213)
Seagate Technology PLC	(2)	(84)

		(18,195)

Total Information Technology		(805,164)

MATERIALS - (0.79%)
Chemicals - (0.57%)
CF Industries Holdings, Inc.	(437)	(11,686)
Eastman Chemical Co.	(170)	(13,835)
Mosaic Co.	(1,140)	(30,700)
Yara International ASA	(1,201)	(44,649)

		(100,870)

Paper & Forest Products - (0.22%)
Domtar Corp.	(984)	(39,016)

Total Materials		(139,886)

REAL ESTATE - (1.00%)
Equity Real Estate Investment Trusts (REITs) - (1.00%)
Camden Property Trust	(76)	(6,257)
Digital Realty Trust, Inc.	(524)	(60,176)
Empire State Realty Trust, Inc., Class A	(210)	(4,368)
Equinix, Inc.	(106)	(44,276)
Federal Realty Investment Trust	(28)	(3,665)
GGP, Inc.	(78)	(1,686)
Host Hotels & Resorts, Inc.	(1,060)	(19,027)
Public Storage	(117)	(24,497)
Regency Centers Corp.	(72)	(4,549)
Simon Property Group, Inc.	(23)	(3,801)

See accompanying notes.

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
Equity Real Estate Investment Trusts (REITs) - (1.00%) (continued)
UDR, Inc.	(141)	$(5,265)

		(177,567)

Total Real Estate		(177,567)

TELECOMMUNICATION SERVICES - (0.22%)
Diversified Telecommunication Services - (0.11%)
AT&T, Inc.	(476)	(18,864)

Wireless Telecommunication Services - (0.11%)
Freenet AG	(211)	(6,622)
Millicom International Cellular S.A.	(243)	(13,333)

		(19,955)

Total Telecommunication Services		(38,819)

TOTAL COMMON STOCKS (Proceeds $(3,922,546))		(4,124,226)

EXCHANGE TRADED INSTRUMENTS - (9.24%)
EXCHANGE TRADED FUNDS - (9.24%)
Consumer Discretionary Select Sector SPDR Fund	(3,933)	(354,206)
Consumer Staples Select Sector SPDR Fund	(4,152)	(229,107)
Energy Select Sector SPDR Fund	(120)	(8,141)
Health Care Select Sector SPDR Fund	(1,440)	(108,720)
Industrial Select Sector SPDR Fund	(984)	(65,279)
iShares 20+ Year Treasury Bond ETF	(1,149)	(140,580)
iShares 7-10 Year Treasury Bond ETF, Class B	(639)	(68,117)
iShares EUR Govt Bond 7-10yr UCITS ETF EUR Dist	(663)	(150,053)
iShares Euro Government Bond Capped 10.5+yr UCITS ETF	(477)	(73,024)
iShares MSCI Emerging Markets ETF	(360)	(14,422)
iShares Russell 2000 ETF	(259)	(36,016)
iShares Russell 2000 Growth ETF	(62)	(10,212)
iShares STOXX Europe 600 UCITS ETF	(1,036)	(43,482)
Materials Select Sector SPDR Fund	(260)	(13,798)
Real Estate Select Sector SPDR Fund	(753)	(23,832)
SPDR S&P Telecom ETF	(471)	(33,300)
SPDR S&P500 ETF Trust	(44)	(10,475)
Technology Select Sector SPDR Fund	(1,678)	(91,250)
Utilities Select Sector SPDR Fund	(1,346)	(69,588)
Vanguard REIT ETF	(1,204)	(99,679)

TOTAL EXCHANGE TRADED INSTRUMENTS (Proceeds $(1,545,194))		(1,643,281)

TOTAL SECURITIES HELD SHORT (Proceeds $(5,467,740))		(5,767,507)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 93.59% (Cost $15,543,892)		16,641,798
TOTAL SECURITIES SOLD SHORT - (32.43%) (Proceeds $(5,467,740))		(5,767,507)
TOTAL PURCHASED OPTIONS - 0.12% (Cost $23,836)		21,308
OTHER ASSETS, NET OF LIABILITIES - 38.72%		6,886,410

NET ASSETS - 100.00%		$17,782,009

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Warrant.
C	The Fund is affiliated by having the same investment advisor.

See accompanying notes.

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

ADR - American Depositary Receipt.

LP - Limited Partnership.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

S&P - Standard & Poor’s 500 Index.

Total Return Swap Agreements outstanding on April 30, 2017:

Pay/Receive Floating Rate	Description	Reference Entity	Counterparty	Floating Rate%	Expiration Date	Reference Quantity	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-FEDEF	NVR, Inc.	MSC	1.410%	7/24/2017	156,013	$92	$38,222
Pay	1-Month EUR-EURIB	Kering S.A.	MSC	0.130%	7/24/2017	18,968	81	4,445
Pay	1-Day USD-FEDEF	Caterpillar, Inc.	MSC	1.410%	7/24/2017	88,602	936	7,114
Pay	1-Day USD-FEDEF	CSX Corp.	MSC	1.410%	7/24/2017	94,759	1,912	2,447
Pay	1-Day USD-FEDEF	Delta Air Lines, Inc.	MSC	1.410%	7/24/2017	89,518	1,949	(955)
Pay	1-Day USD-FEDEF	Freeport-McMoRan, Inc.	MSC	1.410%	7/24/2017	69,068	5,521	1,325
Pay	1-Month EUR-EURIB	Air France-KLM	MSC	0.130%	7/24/2017	8,932	1,119	(326)
Pay	1-Month GBP-LIBOR	Smurfit Kappa Group, PLC	MSC	0.760%	7/24/2017	18,681	896	(266)
Pay	1-Day USD-FEDEF	Las Vegas Sands, Corp.	MSC	1.410%	7/24/2017	65,453	1,133	1,382
Pay	1-Day USD-FEDEF	Newmont Mining, Corp.	MSC	1.410%	7/24/2017	83,603	2,483	348
Receive	1-Day GBP-SONIA	easyJet, PLC	MSC	0.350%	7/24/2017	20,797	2,078	(4,499)
Pay	1-Day EUR-FEDEF	Ryanair Holdings, PLC	MSC	0.210%	8/1/2017	29,489	2,645	13,718
Pay	1-Day USD-FEDEF	Brunswick Corp./De	MSC	1.410%	10/2/2017	28,330	532	1,861
Pay	1-Day USD-FEDEF	Monster Beverage Corp.	MSC	1.410%	10/2/2017	45,798	975	(1,553)
Pay	1-Day USD-FEDEF	Alphabet, Inc.	MSC	1.410%	10/2/2017	68,344	84	9,316
Pay	1-Day USD-FEDEF	Rio Tinto, PLC	MSC	1.410%	10/2/2017	121,368	3,166	4,702
Pay	1-Day USD-FEDEF	Take-Two Interactive Software, Inc.	MSC	1.410%	10/2/2017	117,000	2,488	39,371
Pay	1-Day USD-FEDEF	Swift Transportation Co.	MSC	1.410%	10/2/2017	61,341	2,833	8,294
Pay	1-Month GBP-LIBOR	Rio Tinto, PLC	MSC	0.760%	10/5/2017	45,018	1,796	12,920
Pay	1-Month GBP-LIBOR	Anglo American, PLC	MSC	0.760%	10/5/2017	40,213	4,804	16,764
Pay	1-Month GBP-LIBOR	Antofagasta, PLC	MSC	0.760%	10/5/2017	31,247	5,803	22,513
Pay	1-Month EUR-EURIB	Moncler SpA	MSC	0.130%	10/5/2017	3,724	277	2,781
Pay	1-Month EUR-EURIB	Accor S.A.	MSC	0.130%	10/5/2017	29,387	794	4,181
Pay	1-Month EUR-EURIB	Cie Plastic Omnium S.A.	MSC	0.130%	10/5/2017	33,710	1,130	7,481
Pay	1-Month GBP-LIBOR	International Consolidated Airlines Group S.A.	MSC	0.760%	10/5/2017	25,204	5,672	8,496
Receive	1-Day USD-FEDEF	SPDR S&P 500 ETF Trust	MSC	0.560%	2/22/2018	247,824	1,134	(22,159)
Pay	1-Day GBP-FEDEF	Sky, PLC	MSC	0.810%	4/27/2018	49,881	5,100	920
Pay	1-Day EUR-EONIA	Accor S.A.	MSC	0.190%	1/17/2020	158,739	4,138	15,703
Pay	1-Day EUR-EONIA	FinecoBank Banca Fineco SpA	MSC	0.190%	1/17/2020	69,837	12,327	11,610
Receive	1-Day GBP-SONIA	Ted Baker, PLC	MSC	0.430%	1/17/2020	1,361	46	98
Receive	1-Day EUR-EONIA	Casino Guichard Perrachon S.A.	MSC	1.060%	1/17/2020	9,014	191	(1,686)
Receive	1-Day GBP-SONIA	J Sainsbury, PLC	MSC	0.350%	1/17/2020	6,442	2,641	(1,076)
Receive	1-Day EUR-EONIA	Eutelsat Communications S.A.	MSC	0.770%	1/17/2020	19,476	1,013	(2,763)
Receive	1-Day TWD-FEDEF	China Steel, Corp.	MSC	1.620%	1/21/2020	2,703	4,020	(522)
Receive	1-Day BRL-FEDEF	Telefonica Brasil S.A.	MSC	0.600%	1/21/2020	22,195	1,637	(2,195)
Receive	1-Day BRL-FEDEF	Raia Drogasil S.A.	MSC	0.840%	1/21/2020	890	41	19

							$83,487	$198,031

See accompanying notes.

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Purchased Options outstanding on April 30, 2017:

Exchange-Traded Fund Options

Description		Expiration Date	Number of Contracts	Currency	Exercise Price	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Put - Financial Select Sector SPDR Fund		6/30/2017	180	USD	21.00	$1,080	$3,498	$(2,418)

						$1,080	$3,498	$(2,418)

Equity Options
Description		Expiration Date	Number of Contracts	Currency	Exercise Price	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Call - Amazon.com, Inc.		4/28/2017	1	USD	950.00	$1	$293	$(292)
Put - Amazon.com, Inc.		5/19/2017	1	USD	880.00	278	2,492	(2,214)
Put - Best Buy Co., Inc.		5/19/2017	3	USD	39.00	30	369	(339)
Call - Alphabet, Inc.		5/19/2017	1	USD	850.00	8,010	1,821	6,189
Call - Melco Resorts & Entertainment Ltd.		5/19/2017	33	USD	22.00	2,475	1,519	956
Call - Red Hat, Inc.		5/19/2017	12	USD	90.00	768	1,555	(787)
Put - Equinix, Inc.		6/16/2017	1	USD	370.00	175	1,806	(1,631)
Put - United Continental Holdings, Inc.		6/16/2017	2	USD	70.00	570	688	(118)
Call - HP, Inc.		6/16/2017	14	USD	18.00	1,806	883	923
Call - Koninklijke Ahold NV		6/16/2017	2	EUR	22.03	2	11	(9)
Call - Koninklijke Ahold NV		6/16/2017	3	EUR	22.00	7	420	(414)
Call - Palo Alto Networks, Inc.		6/16/2017	10	USD	120.00	2,050	2,930	(880)
Call - Red Hat, Inc.		6/16/2017	5	USD	100.00	75	130	(55)
Put - Amphenol Corp.		7/21/2017	3	USD	70.00	405	1,034	(629)
Call - Dollar General Corp.		8/18/2017	3	USD	70.00	1,650	1,368	282
Call - TransDigm Group, Inc.		8/18/2017	1	USD	280.00	550	511	39
Call - Koninklijke Ahold NV		12/15/2017	2	EUR	22.03	52	62	(10)
Call - Koninklijke Ahold NV		12/15/2017	3	EUR	22.00	78	308	(229)
Call - Procter & Gamble Co.		1/19/2018	3	USD	90.00	708	983	(275)
Call - Koninklijke Ahold NV		12/21/2018	2	EUR	22.03	172	169	3
Call - Koninklijke Ahold NV		12/21/2018	4	EUR	22.00	337	847	(510)

						$20,199	$20,199	$—

OTC European Foreign Currency Options

Description		Expiration Date	Number of Contracts	Currency	Exercise Price	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Put - OTC EPUT USD Versus CNH		9/8/2017	159,058	USD	6.47	$29	$139	$(110)

						$29	$139	$(110)

Forward Currency Contracts Open on April 30, 2017:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	CAD	8,442	6/30/2017	MSC	$—		$(98)	$(98)
Buy	GBP	7,533	6/30/2017	MSC	28		—	28
Buy	JPY	31,620	6/30/2017	MSC	—		(472)	(472)
Buy	NOK	38,233	6/30/2017	MSC	—		(84)	(84)
Buy	NOK	6,838	6/30/2017	MSC	19		—	19
Buy	SEK	4,895	6/30/2017	MSC	—		(67)	(67)
Sell	CAD	4,399	6/30/2017	MSC	—		(2)	(2)
Sell	CAD	276,263	6/30/2017	MSC	3,412		—	3,412
Sell	CAD	17,916	6/30/2017	MSC	94		—	94
Sell	EUR	34,040	6/30/2017	MSC	—		(94)	(94)
Sell	EUR	14,507	6/30/2017	MSC	—		(38)	(38)

See accompanying notes.

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	EUR	3,241	6/30/2017	MSC	$—	$(15)	$(15)
Sell	GBP	3,652	6/30/2017	MSC	—	(3)	(3)
Sell	GBP	53,919	6/30/2017	MSC	—	(752)	(752)
Sell	GBP	5,982	6/30/2017	MSC	—	(82)	(82)
Sell	SEK	33,153	6/30/2017	MSC	14	—	14
Buy	SEK	9,228	7/20/2017	MSC	158	—	158
Sell	EUR	38,800	7/20/2017	MSC	—	(661)	(661)
Sell	EUR	177,313	7/20/2017	MSC	—	(2,603)	(2,603)
Sell	EUR	21,530	7/20/2017	MSC	87	—	87
Sell	GBP	53,852	7/20/2017	MSC	—	(637)	(637)
Sell	GBP	157,354	7/20/2017	MSC	—	(1,542)	(1,542)
Sell	JPY	121,144	7/20/2017	MSC	2,445	—	2,445
Sell	CNH	22,824	9/12/2017	MSC	485	—	485

					$6,742	$(7,150)	$(408)

Glossary:

Counterparty Abbreviations:

MSC	Morgan Stanley & Co. Inc.

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	Taiwanese Dollar
USD	United States Dollar

Other Abbreviations:
EONIA	Euro Overnight Index Average
ETF	Exchange-Traded Fund
EURIB	Euro Interbank Offered Rate
FEDEF	Effective Federal Funds Rate
LIBOR	London Interbank Offered Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipt

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2017, the investments were classified as described below:

Grosvenor Long/Short Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$13,255,776	$—	$—	$13,255,776
Warrants	1	—	—	1
Short-Term Investments - Money Market Funds	3,386,021	—	—	3,386,021

Total Investments in Securities - Assets	$16,641,798	$—	$—	$16,641,798

Liabilities
Common Stocks (Sold Short)	$(4,124,226)	$—	$—	$(4,124,226)
Exchange Traded Instruments (Sold Short)	(1,643,281)	—	—	(1,643,281)

Total Investments in Securities - Liabilities	(5,767,507)	—	—	(5,767,507)

Total Investments in Securities	$10,874,291	$—	$—	$10,874,291

See accompanying notes.

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Grosvenor Long/Short Fund	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Assets
Total Return Swaps	$—	$236,028	$—	$236,028
Purchased Options	21,308	—	—	21,308
Forward Currency Contracts	—	6,742	—	6,742

Total Financial Derivative Instruments - Assets	$21,308	$242,770	$—	$264,078

Financial Derivative Instruments - Liabilities
Total Return Swaps	$—	$(37,997)	$—	$(37,997)
Forward Currency Contracts	—	(7,150)	—	(7,150)

Total Financial Derivative Instruments - Liabilities	$—	$(45,147)	$—	$(45,147)

U.S GAAP also requires all transfers between any level to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2017, there were no transfers between any levels.

See accompanying notes.

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Top 10 Long Exposures (% Net Assets)
Yahoo!, Inc.	2.0
Lowe’s Cos., Inc.	1.6
Dollar General Corp.	1.5
KAR Auction Services, Inc.	1.3
Mohawk Industries, Inc.	1.3
Sherwin-Williams Co.	1.3
Newell Brands, Inc.	1.3
HRG Group, Inc.	1.3
LKQ Corp.	1.3
SS&C Technologies Holdings, Inc.	1.2

Top 10 Short Exposures (% Net Assets)
Consumer Discretionary Select Sector SPDR Fund	(2.0)
Consumer Staples Select Sector SPDR Fund	(1.3)
iShares EUR Govt Bond 7-10yr UCITS ETF EUR Dist	(0.8)
iShares 20+ Year Treasury Bond ETF	(0.8)
Corning, Inc.	(0.7)
British American Tobacco PLC	(0.7)
Health Care Select Sector SPDR Fund	(0.6)
International Business Machines Corp.	(0.6)
Schlumberger Ltd.	(0.6)
Vanguard REIT ETF	(0.6)

Net Sector Exposures (% Investments)
Other	31.1
Consumer Discretionary	26.0
Financials	15.9
Information Technology	8.6
Materials	8.2
Energy	7.4
Consumer Staples	6.4
Industrials	6.0
Telecommunication Services	3.5
Health Care	1.3
Real Estate	0.7
Broad Market Indices	(15.1)

Fund Level Exposure (% Net Assets)
Net Exposure	61.2
Gross Exposure	126.0
Long Exposure	93.6
Short Exposure	32.4

See accompanying notes.

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG
COMMON STOCKS - 56.96%
CONSUMER DISCRETIONARY - 10.07%
Auto Components - 0.68%
Lear Corp.	2,600	$370,916
Stoneridge, Inc.A	21,900	429,459

		800,375

Automobiles - 0.16%
Thor Industries, Inc.	2,000	192,360

Diversified Consumer Services - 0.10%
Capella Education Co.	1,200	114,360

Hotels, Restaurants & Leisure - 2.40%
Del Taco Restaurants, Inc.A	64,900	853,435
DineEquity, Inc.	3,000	169,620
Domino’s Pizza, Inc.	8,200	1,487,398
Red Robin Gourmet Burgers, Inc.A	500	29,375
Texas Roadhouse, Inc.	4,200	196,896
Zoe’s Kitchen, Inc.A	5,200	93,860

		2,830,584

Household Durables - 0.07%
Libbey, Inc.	7,600	79,800

Internet & Direct Marketing Retail - 0.20%
Liberty TripAdvisor Holdings, Inc., Class AA	13,100	192,570
Nutrisystem, Inc.	900	47,496

		240,066

Leisure Products - 0.72%
American Outdoor Brands Corp.A	5,300	117,395
MCBC Holdings, Inc.	29,000	485,750
Vista Outdoor, Inc.A	12,300	240,588

		843,733

Media - 0.16%
Gannett Co., Inc.	2,100	17,556
Gray Television, Inc.A	2,000	29,300
TEGNA, Inc.	5,600	142,688

		189,544

Multiline Retail - 0.07%
Macy’s, Inc.	2,900	84,738

Specialty Retail - 4.90%
Bed Bath & Beyond, Inc.	1,400	54,250
Dick’s Sporting Goods, Inc.	5,000	252,750
Express, Inc.A	5,200	44,876
Finish Line, Inc., Class A	23,100	365,211
Francesca’s Holdings Corp.A	57,900	913,662
GNC Holdings, Inc., Class A	6,500	50,570
Group 1 Automotive, Inc.	800	55,160
MarineMax, Inc.A	57,200	1,164,020
Select Comfort Corp.A	47,800	1,477,020
Ulta Salon Cosmetics & Fragrance, Inc.A	4,970	1,398,757

		5,776,276

Textiles, Apparel & Luxury Goods - 0.61%
Hanesbrands, Inc.	7,300	159,213
Lululemon Athletica, Inc.A	7,100	369,200
Ralph Lauren Corp.	900	72,648

See accompanying notes.

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
CONSUMER DISCRETIONARY - 10.07% (continued)
Vera Bradley, Inc.A	13,400	$122,610

		723,671

Total Consumer Discretionary		11,875,507

CONSUMER STAPLES - 3.75%
Food & Staples Retailing - 0.39%
CVS Health Corp.	5,300	436,932
Village Super Market, Inc., Class A	800	21,112

		458,044

Food Products - 2.71%
Bunge Ltd.	18,600	1,469,958
Flowers Foods, Inc.	24,500	480,445
Fresh Del Monte Produce, Inc.	6,700	410,710
Sanderson Farms, Inc.	300	34,734
TreeHouse Foods, Inc.A	3,000	262,800
Tyson Foods, Inc., Class A	8,300	533,358

		3,192,005

Personal Products - 0.52%
Medifast, Inc.	12,100	560,472
Nu Skin Enterprises, Inc., Class A	1,000	55,230

		615,702

Tobacco - 0.13%
Universal Corp.	2,100	154,245

Total Consumer Staples		4,419,996

ENERGY - 3.18%
Energy Equipment & Services - 1.08%
Archrock, Inc.	80,300	947,540
Atwood Oceanics, Inc.A	6,400	50,112
Ensco PLC, Class A	30,100	237,489
Independence Contract Drilling, Inc.A	2,900	13,369
Matrix Service Co.A	2,600	30,550

		1,279,060

Oil, Gas & Consumable Fuels - 2.10%
Evolution Petroleum Corp.	39,200	313,600
International Seaways, Inc.A	43,100	833,123
Scorpio Tankers, Inc.	135,800	597,520
Teekay Corp.	12,400	107,632
Whiting Petroleum Corp.A	45,800	380,140
World Fuel Services Corp.	6,600	243,078

		2,475,093

Total Energy		3,754,153

FINANCIALS - 4.66%
Banks - 0.02%
Independent Bank Corp.	900	20,070

Capital Markets - 1.45%
Ameriprise Financial, Inc.	10,800	1,380,780
KCG Holdings, Inc., Class AA	16,800	334,320

		1,715,100

Consumer Finance - 0.31%
Nicholas Financial, Inc.A	13,000	129,740

See accompanying notes.

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
FINANCIALS - 4.66% (continued)
Regional Management Corp.A	11,800	$233,994

		363,734

Diversified Financial Services - 0.85%
Marlin Business Services Corp.	2,500	63,625
Voya Financial, Inc.	25,000	934,500

		998,125

Insurance - 2.03%
Ambac Financial Group, Inc.A	2,400	46,632
Assured Guaranty Ltd.	32,200	1,227,786
CNO Financial Group, Inc.	31,100	655,277
Lincoln National Corp.	3,000	197,790
Validus Holdings Ltd.	4,800	265,344

		2,392,829

Total Financials		5,489,858

HEALTH CARE - 4.97%
Biotechnology - 2.37%
Achillion Pharmaceuticals, Inc.A	115,000	392,150
Alexion Pharmaceuticals, Inc.A	600	76,668
Amgen, Inc.	1,300	212,316
Applied Genetic Technologies Corp.A	32,600	182,560
BioSpecifics Technologies Corp.A	11,706	664,082
Gilead Sciences, Inc.	10,100	692,355
Myriad Genetics, Inc.A	5,600	102,984
PDL BioPharma, Inc.	198,600	446,850
Pfenex, Inc.A	5,700	27,417

		2,797,382

Health Care Equipment & Supplies - 1.66%
Analogic Corp.	900	64,665
CR Bard, Inc.	1,600	491,968
FONAR Corp.A	4,596	88,013
Glaukos Corp.A	9,592	455,908
Hill-Rom Holdings, Inc.	400	30,256
Hologic, Inc.A	3,100	139,965
Orthofix International N.V.A	3,700	146,335
Teleflex, Inc.	2,600	537,914

		1,955,024

Health Care Providers & Services - 0.64%
Centene Corp.A	4,900	364,560
HCA Holdings, Inc.A	3,000	252,630
HealthSouth Corp.	1,700	79,730
LifePoint Health, Inc.A	900	55,935

		752,855

Health Care Technology - 0.15%
Computer Programs & Systems, Inc.	6,700	183,915

Life Sciences Tools & Services - 0.15%
VWR Corp.A	6,300	178,038

Total Health Care		5,867,214

INDUSTRIALS - 4.90%
Aerospace & Defense - 0.14%
Aerovironment, Inc.A	5,600	159,992

See accompanying notes.

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
INDUSTRIALS - 4.90% (continued)
Commercial Services & Supplies - 0.27%
CECO Environmental Corp.	9,700	$109,513
Pitney Bowes, Inc.	9,600	127,584
UniFirst Corp.	600	83,520

		320,617

Construction & Engineering - 0.79%
Argan, Inc.	12,400	828,940
EMCOR Group, Inc.	1,500	98,610

		927,550

Electrical Equipment - 0.87%
Acuity Brands, Inc.	1,200	211,320
Atkore International Group, Inc.A	20,600	540,956
Broadwind Energy, Inc.A	25,154	231,165
Powell Industries, Inc.	1,400	48,286

		1,031,727

Machinery - 0.20%
Allison Transmission Holdings, Inc.	5,800	224,344
Columbus McKinnon Corp.	400	10,452

		234,796

Marine - 0.02%
Costamare, Inc.	3,000	20,220

Professional Services - 1.47%
Barrett Business Services, Inc.	6,000	345,960
Dun & Bradstreet Corp.	3,900	427,479
ICF International, Inc.A	1,000	44,150
Insperity, Inc.	2,300	210,105
TrueBlue, Inc.A	26,000	711,100

		1,738,794

Road & Rail - 0.42%
ArcBest Corp.	18,900	499,905

Trading Companies & Distributors - 0.72%
HD Supply Holdings, Inc.A	7,900	318,370
Rush Enterprises, Inc., Class AA	4,900	184,975
United Rentals, Inc.A	3,100	339,946

		843,291

Total Industrials		5,776,892

INFORMATION TECHNOLOGY - 5.21%
Communications Equipment - 0.22%
Finisar Corp.A	2,500	57,100
Network-1 Technologies, Inc.A	41,800	200,640

		257,740

Electronic Equipment, Instruments & Components - 0.69%
Avnet, Inc.	9,300	363,327
PCM, Inc.A	12,700	320,040
Tech Data Corp.A	1,100	105,215
VeriFone Systems, Inc.A	1,200	22,248

		810,830

Internet Software & Services - 1.10%
Blucora, Inc.A	20,249	373,594
IAC/InterActiveCorpA	500	41,505
Liquidity Services, Inc.A	300	2,340
VeriSign, Inc.A	6,600	586,872

See accompanying notes.

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
INFORMATION TECHNOLOGY - 5.21% (continued)
Web.com Group, Inc.A	14,900	$287,570

		1,291,881

IT Services - 1.35%
Cognizant Technology Solutions Corp., Class AA	7,200	433,656
Convergys Corp.	6,200	139,562
CoreLogic, Inc.A	3,600	153,864
Gartner, Inc.A	1,600	182,544
Science Applications International Corp.	500	36,495
Total System Services, Inc.	10,300	590,293
Virtusa Corp.A	2,000	61,960

		1,598,374

Semiconductors & Semiconductor Equipment - 0.46%
Kulicke & Soffa Industries, Inc.A	24,400	544,608

Software - 0.69%
Barracuda Networks, Inc.A	11,500	233,795
CommVault Systems, Inc.A	1,200	60,540
Monotype Imaging Holdings, Inc.	9,400	191,290
Progress Software Corp.	4,500	133,740
Red Hat, Inc.A	1,600	140,928
Rubicon Project, Inc.A	8,300	47,393
Synchronoss Technologies, Inc.A	400	6,400

		814,086

Technology Hardware, Storage & Peripherals - 0.70%
NCR Corp.A	2,400	99,000
NetApp, Inc.	14,700	585,795
Super Micro Computer, Inc.A	5,900	143,960

		828,755

Total Information Technology		6,146,274

MATERIALS - 3.50%
Chemicals - 3.03%
Ashland Global Holdings, Inc.	1,500	185,250
Chemours Co.	5,400	217,566
Core Molding Technologies, Inc.A	18,150	359,007
Huntsman Corp.	55,800	1,382,166
KMG Chemicals, Inc.	10,338	543,262
Koppers Holdings, Inc.A	5,700	241,965
Trinseo S.A.	9,700	644,080

		3,573,296

Metals & Mining - 0.25%
Kaiser Aluminum Corp.	3,000	253,230
Steel Dynamics, Inc.	1,000	36,140

		289,370

Paper & Forest Products - 0.22%
Boise Cascade Co.A	7,100	216,550
Clearwater Paper Corp.A	1,000	48,600

		265,150

Total Materials		4,127,816

REAL ESTATE - 15.56%
Equity Real Estate Investment Trusts (REITs) - 15.16%
Brixmor Property Group, Inc.	60,800	1,200,800
CBL & Associates Properties, Inc.	154,700	1,430,975
CoreSite Realty Corp.	10,300	1,007,855

See accompanying notes.

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
REAL ESTATE - 15.56% (continued)
DuPont Fabros Technology, Inc.	7,000	$360,850
Empire State Realty Trust, Inc., Class A	69,300	1,441,440
Equity LifeStyle Properties, Inc.	7,200	582,552
Forest City Realty Trust, Inc., Class A	64,600	1,459,960
GGP, Inc.	7,500	162,075
Host Hotels & Resorts, Inc.	33,900	608,505
Hudson Pacific Properties, Inc.	20,500	704,380
Kite Realty Group Trust	30,900	629,124
NexPoint Residential Trust, Inc.	7,000	168,070
Pennsylvania Real Estate Investment Trust	30,200	418,270
QTS Realty Trust, Inc., Class A	24,200	1,293,248
Ramco-Gershenson Properties Trust	10,300	137,299
Ryman Hospitality Properties, Inc.	16,900	1,077,882
SBA Communications Corp.A	11,700	1,479,933
Senior Housing Properties Trust	25,500	548,760
Simon Property Group, Inc.	8,400	1,388,184
Taubman Centers, Inc.	21,900	1,369,845
Vornado Realty Trust	4,300	413,832

		17,883,839

Real Estate Management & Development - 0.40%
Forestar Group, Inc.A	32,900	465,535

Total Real Estate		18,349,374

TELECOMMUNICATION SERVICES - 0.33%
Diversified Telecommunication Services - 0.06%
MagicJack VocalTec Ltd.A	7,800	63,960

Wireless Telecommunication Services - 0.27%
Spok Holdings, Inc.	1,500	26,925
Telephone & Data Systems, Inc.	5,400	148,284
United States Cellular Corp.A	3,700	144,966

		320,175

Total Telecommunication Services		384,135

UTILITIES - 0.83%
Independent Power and Renewable Electricity Producers - 0.11%
Atlantica Yield PLC	6,400	133,376

Multi-Utilities - 0.72%
CenterPoint Energy, Inc.	29,600	844,488

Total Utilities		977,864

Total Common Stocks (Cost $66,718,197)		67,169,083

EXCHANGE TRADED INSTRUMENTS - 7.95%
EXCHANGE TRADED FUNDS - 7.95%
Consumer Staples Select Sector SPDR Fund	23,300	1,285,694
Financial Select Sector SPDR Fund	36,200	851,786
Health Care Select Sector SPDR Fund	75,000	5,662,500
Technology Select Sector SPDR Fund	28,900	1,571,582

Total Exchange Traded Funds		9,371,562

Total Exchange Traded Instruments (Cost $9,330,576)		9,371,562

See accompanying notes.

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
Short-Term Investments - 4.89% (Cost $5,768,509)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%B	5,768,509	$5,768,509

TOTAL SECURITIES HELD LONG (Cost $81,817,282)		82,309,154

SECURITIES HELD SHORT
COMMON STOCKS - (45.52%)
CONSUMER DISCRETIONARY - (10.37%)
Automobiles - (1.29%)
Tesla Motors, Inc.A	(4,850)	(1,523,240)

Hotels, Restaurants & Leisure - (0.71%)
Buffalo Wild Wings, Inc.A	(1,200)	(189,060)
Chipotle Mexican Grill, Inc.A	(1,070)	(507,683)
Sonic Corp.	(1,400)	(37,774)
Wynn Resorts Ltd.	(800)	(98,408)

		(832,925)

Internet & Direct Marketing Retail - (0.07%)
Wayfair, Inc., Class AA	(1,800)	(82,278)

Leisure Products - (0.06%)
Mattel, Inc.	(3,300)	(73,986)

Media - (1.11%)
Charter Communications, Inc., Class AA	(3,790)	(1,308,156)

Multiline Retail - (0.03%)
Fred’s, Inc., Class A	(2,500)	(36,800)

Specialty Retail - (4.98%)
Barnes & Noble, Inc.	(3,900)	(33,345)
Buckle, Inc.	(52,700)	(985,490)
Cato Corp., Class A	(33,900)	(764,784)
Conn’s, Inc.A	(29,600)	(520,960)
GameStop Corp., Class A	(13,400)	(304,046)
L Brands, Inc.	(29,600)	(1,563,176)
Lumber Liquidators Holdings, Inc.A	(26,000)	(638,300)
Restoration HardwareA	(6,600)	(316,602)
Tiffany & Co.	(8,100)	(742,365)

		(5,869,068)

Textiles, Apparel & Luxury Goods - (2.12%)
G-III Apparel Group Ltd.A	(1,500)	(35,550)
NIKE, Inc., Class B	(9,100)	(504,231)
Under Armour, Inc., Class AA	(35,600)	(765,044)
Under Armour, Inc., Class CA	(39,600)	(768,636)
VF Corp.	(7,900)	(431,577)

		(2,505,038)

Total Consumer Discretionary		(12,231,491)

CONSUMER STAPLES - (1.63%)
Food Products - (0.38%)
Cal-Maine Foods, Inc.A	(11,700)	(441,675)

Personal Products - (1.25%)
Coty, Inc., Class A	(82,700)	(1,476,195)

See accompanying notes.

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
CONSUMER STAPLES - (1.63%) (continued)
Total Consumer Staples		$(1,917,870)

ENERGY - (1.88%)
Energy Equipment & Services - (1.12%)
Frank’s International N.V.	(63,200)	(575,120)
Schlumberger Ltd.	(8,000)	(580,720)
Weatherford International PLCA	(28,300)	(163,291)

		(1,319,131)

Oil, Gas & Consumable Fuels - (0.76%)
Cheniere Energy, Inc.A	(7,800)	(353,730)
Golar LNG Ltd.	(16,000)	(408,160)
Occidental Petroleum Corp.	(2,200)	(135,388)

		(897,278)

Total Energy		(2,216,409)

FINANCIALS - (5.11%)
Capital Markets - (0.48%)
CME Group, Inc.	(500)	(58,095)
Financial Engines, Inc.	(8,300)	(352,750)
Ladenburg Thalmann Financial Services, Inc.A	(20,709)	(57,571)
Nasdaq, Inc.	(1,400)	(96,418)

		(564,834)

Consumer Finance - (1.55%)
FirstCash, Inc.	(30,100)	(1,563,695)
LendingClub Corp.A	(46,300)	(270,855)

		(1,834,550)

Insurance - (2.22%)
Cincinnati Financial Corp.	(900)	(64,881)
RLI Corp.	(18,200)	(1,041,404)
Willis Towers Watson PLC	(11,400)	(1,511,868)

		(2,618,153)

Thrifts & Mortgage Finance - (0.86%)
LendingTree, Inc.	(5,200)	(732,680)
PHH Corp.A	(20,100)	(259,290)
Walter Investment Management Corp.	(21,500)	(23,005)

		(1,014,975)

Total Financials		(6,032,512)

HEALTH CARE - (3.57%)
Biotechnology - (0.76%)
Heron Therapeutics, Inc.A	(45,309)	(695,493)
TESARO, Inc.A	(1,400)	(206,626)

		(902,119)

Health Care Equipment & Supplies - (0.99%)
Penumbra, Inc.A	(13,600)	(1,162,120)

Health Care Providers & Services - (1.61%)
Envision Healthcare Corp.A	(22,900)	(1,283,087)
HealthEquity, Inc.A	(1,500)	(68,280)
Teladoc, Inc.A	(21,900)	(543,120)

		(1,894,487)

Health Care Technology - (0.20%)
Evolent Health, Inc., Class AA	(10,400)	(241,800)

See accompanying notes.

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
HEALTH CARE - (3.57%) (continued)
Life Sciences Tools & Services - (0.01%)
Accelerate Diagnostics, Inc.A	(400)	$(10,920)

Total Health Care		(4,211,446)

INDUSTRIALS - (1.12%)
Building Products - (0.64%)
Johnson Controls International PLC	(18,100)	(752,417)

Machinery - (0.48%)
Flowserve Corp.	(3,200)	(162,784)
Wabtec Corp.	(4,900)	(411,061)

		(573,845)

Total Industrials		(1,326,262)

INFORMATION TECHNOLOGY - (3.16%)
Internet Software & Services - (1.94%)
2U, Inc.A	(11,500)	(522,100)
Benefitfocus, Inc.A	(42,200)	(1,329,300)
Pandora Media, Inc.A	(31,900)	(346,115)
Zillow Group, Inc.A	(2,300)	(89,700)

		(2,287,215)

IT Services - (0.38%)
Paychex, Inc.	(7,500)	(444,600)

Semiconductors & Semiconductor Equipment - (0.56%)
Advanced Micro Devices, Inc.	(49,400)	(657,020)

Software - (0.28%)
FireEye, Inc.A	(26,600)	(332,766)

Total Information Technology		(3,721,601)

MATERIALS - (2.36%)
Chemicals - (1.11%)
CF Industries Holdings, Inc.	(48,700)	(1,302,238)

Containers & Packaging - (1.25%)
Ball Corp.	(19,200)	(1,476,288)

Total Materials		(2,778,526)

REAL ESTATE - (14.49%)
Equity Real Estate Investment Trusts (REITs) - (14.29%)
Brandywine Realty Trust	(12,400)	(210,428)
Chatham Lodging Trust	(72,700)	(1,407,472)
Chesapeake Lodging Trust	(28,800)	(671,328)
EPR Properties	(12,300)	(894,333)
Equity Residential	(9,600)	(619,968)
FelCor Lodging Trust, Inc.	(122,700)	(950,925)
GEO Group, Inc.	(8,000)	(266,560)
Getty Realty Corp.	(46,900)	(1,200,640)
Gladstone Commercial Corp.	(8,300)	(185,090)
Global Net Lease, Inc.	(5,633)	(133,108)
Government Properties Income Trust	(45,600)	(972,192)
HCP, Inc.	(8,900)	(279,015)
Hersha Hospitality Trust	(77,000)	(1,419,880)

See accompanying notes.

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
REAL ESTATE - (14.49%) (continued)
Investors Real Estate Trust	(246,100)	$(1,454,451)
Iron Mountain, Inc.	(36,200)	(1,258,312)
iStar, Inc.A	(43,300)	(529,559)
Macerich Co.	(3,000)	(187,290)
New York REIT, Inc.A	(115,800)	(1,104,732)
Park Hotels & Resorts, Inc.	(2,800)	(72,337)
Parkway, Inc.	(3,200)	(64,480)
Rayonier, Inc.	(2,000)	(56,440)
Realty Income Corp.	(7,300)	(425,955)
Seritage Growth Properties	(7,700)	(319,550)
STAG Industrial, Inc.	(7,000)	(184,520)
Sunstone Hotel Investors, Inc.	(36,400)	(541,996)
WP Carey, Inc.	(23,000)	(1,439,800)

		(16,850,361)

Real Estate Management & Development - (0.20%)
Kennedy-Wilson Holdings, Inc.	(11,500)	(234,600)

Total Real Estate		(17,084,961)

TELECOMMUNICATION SERVICES - (0.14%)
Wireless Telecommunication Services - (0.14%)
Sprint Corp.A	(18,500)	(167,055)

UTILITIES - (1.69%)
Independent Power and Renewable Electricity Producers - (0.84%)
TerraForm Power, Inc., Class A	(60,400)	(760,436)
Vivint Solar, Inc.A	(77,022)	(231,066)

		(991,502)
Multi-Utilities - (0.85%)
Dominion Resources, Inc.	(12,900)	(998,847)

Total Utilities		(1,990,349)

TOTAL COMMON STOCKS (Proceeds $(53,313,942))		(53,678,482)

EXCHANGE TRADED INSTRUMENTS - (7.86%)
EXCHANGE TRADED FUNDS - (7.86%)
Energy Select Sector SPDR Fund	(77,000)	(5,223,680)
Industrial Select Sector SPDR Fund	(15,800)	(1,048,172)
Utilities Select Sector SPDR Fund	(58,000)	(2,998,600)

TOTAL EXCHANGE TRADED INSTRUMENTS (Proceeds $(9,380,184))		(9,270,452)

TOTAL SECURITIES HELD SHORT (Proceeds $(62,694,126))		(62,948,934)

TOTAL INVESTMENTS IN SECURITIES (excludes securities sold short) - 69.80% (Cost $81,817,282)		82,309,154
TOTAL SECURITIES SOLD SHORT - (53.38%) (Proceeds $(62,694,126))		(62,948,934)
OTHER ASSETS, NET OF LIABILITIES - 83.58%		98,571,655

NET ASSETS - 100.00%		$117,931,875

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.

See accompanying notes.

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Purchased Futures Contracts Open on April 30, 2017:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	122	June 2017	$5,971,900	$295,568
Mini MSCI EAFE Index Futures	101	June 2017	9,210,190	366,013

			$15,182,090	$661,581

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note Futures	73	June 2017	$9,177,469	$3,133

			$9,177,469	$3,133

Sold Futures Contracts Open on April 30, 2017:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E Mini Index Futures	32	June 2017	$(3,808,800)	$(18,731)

			$(3,808,800)	$(18,731)

OTC Contracts for Difference outstanding on April 30, 2017:

OTC Contracts for Difference - Equity

Reference Entity	Counterparty	Long/Short	Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Bobst Group S.A., Reg Shares	MSC	Long	CHF	1,700	$9,222
Georg Fischer Ltd.	MSC	Long	CHF	919	10,174
Gurit Holding AG-BR	MSC	Long	CHF	894	15,617
Lonza AG-Reg	MSC	Long	CHF	2,194	28,212
Mobilezone Holding AG	MSC	Long	CHF	26,960	1,724
Dfds A/S	MSC	Long	DKK	15,597	27,404
Royal Unibrew A/S	MSC	Long	DKK	12,690	(14,121)
SimCorp A/S	MSC	Long	DKK	13,120	(15,560)
Aalberts Industries N.V.	MSC	Long	EUR	2,520	3,663
ABC arbitrage	MSC	Long	EUR	62,487	13,609
Advanced Metallurgical-W/I	MSC	Long	EUR	8,960	8,489
Air France-KLM	MSC	Long	EUR	26,600	(240)
Aperam S.A.	MSC	Long	EUR	22,990	(7,010)
Arkema, Inc.	MSC	Long	EUR	6,790	45,029
Ascopiave SpA	MSC	Long	EUR	126,149	10,715
BE Semiconductor Industries N.V.	MSC	Long	EUR	29,715	202,238
Biesse SpA	MSC	Long	EUR	1,390	2,634
Boiron S.A.	MSC	Long	EUR	495	2,178
Cewe Color Holding AG	MSC	Long	EUR	13,424	(4,824)
Chargeurs S.A.	MSC	Long	EUR	2,130	6,982

See accompanying notes.

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Reference Entity	Counterparty	Long/Short	Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Christian Dior SE	MSC	Long	EUR	3,865	$127,737
Construcciones y Auxiliar de Ferrocarriles	MSC	Long	EUR	5,290	58
Covestro AG	MSC	Long	EUR	807	185
Deutz AG	MSC	Long	EUR	87,900	109,024
Dialog Semiconductor, PLC	MSC	Long	EUR	14,590	24,705
Draegerwerk AG-Vorz Akt	MSC	Long	EUR	350	681
El.En. SpA	MSC	Long	EUR	7,300	20,986
Euronext N.V.	MSC	Long	EUR	950	2,369
EVS Broadcast Equipment S.A.	MSC	Long	EUR	12,960	15,595
Gestevision Telecinco S.A.	MSC	Long	EUR	38,050	20,717
H&R AG	MSC	Long	EUR	4,490	(220)
Indus Holding AG	MSC	Long	EUR	980	534
IPSOS S.A.	MSC	Long	EUR	30,970	36,912
Jacquet Metal Service	MSC	Long	EUR	25,408	62,806
LISI	MSC	Long	EUR	990	4,625
Melexis N.V.	MSC	Long	EUR	1,770	(4,395)
Mersen	MSC	Long	EUR	5,750	13,838
Moncler SpA	MSC	Long	EUR	15,860	12,608
Neopost S.A.	MSC	Long	EUR	1,440	(392)
Outokumpu OYJ	MSC	Long	EUR	54,000	(20,859)
Siltronic AG	MSC	Long	EUR	2,790	8,573
Telecom Italia-RNC	MSC	Long	EUR	772,100	8,828
Valmet Corp.	MSC	Long	EUR	64,280	19,599
VERBIO AG	MSC	Long	EUR	5,600	(3,436)
Vittoria Assicurazioni SpA	MSC	Long	EUR	11,140	4,610
Washtec AG	MSC	Long	EUR	1,440	8,828
Wuestenrot & Wuerttembergische AG	MSC	Long	EUR	1,320	934
3i Group, PLC	MSC	Long	GBP	86,600	21,082
Abcam, PLC	MSC	Long	GBP	138,690	50,146
Avon Rubber, PLC	MSC	Long	GBP	23,768	13,837
BGEO Group, PLC	MSC	Long	GBP	12,360	24,146
Carnival, PLC	MSC	Long	GBP	11,790	33,357
Drax Group, PLC	MSC	Long	GBP	9,600	(29)
Entertainment One Ltd.	MSC	Long	GBP	22,200	(86)
Fenner, PLC	MSC	Long	GBP	8,700	149
Genus, PLC	MSC	Long	GBP	15,630	(2,831)
Gocompare.com Holdings, Ltd.	MSC	Long	GBP	202,062	—
Indivior, PLC	MSC	Long	GBP	167,800	27,818
JD Sports Fashion, PLC	MSC	Long	GBP	19,250	125
Numis Corp, PLC	MSC	Long	GBP	31,023	4,816
Persimmon, PLC	MSC	Long	GBP	7,000	4,890
QinetiQ, PLC	MSC	Long	GBP	65,600	6,942
Redrow Group, PLC	MSC	Long	GBP	111,200	28,054
SVG Capital, PLC	MSC	Long	GBP	11,800	611
Vedanta Resources, PLC	MSC	Long	GBP	61,440	(13,116)
Virgin Money Holdings UK, PLC	MSC	Long	GBP	299,862	53,279
Wizz Air Holdings, PLC	MSC	Long	GBP	18,030	5,598
Aker ASA, A Shares	MSC	Long	NOK	1,000	27
Austevoll Seafood ASA	MSC	Long	NOK	35,700	11,460
BW LPG Ltd.	MSC	Long	NOK	106,044	(7,660)
Kvaerner ASA	MSC	Long	NOK	320,077	31,759
SpareBank 1 Nord-Norge	MSC	Long	NOK	67,200	—
TGS-NOPEC Geophysical Co. ASA	MSC	Long	NOK	8,700	4,548
Capio AB	MSC	Long	SEK	27,600	1,870
KappAhl AB	MSC	Long	SEK	10,600	(599)
LeoVegas AB	MSC	Long	SEK	89,500	9,097
New Wave Group AB	MSC	Long	SEK	18,554	(1,572)
Oriflame Holding AG	MSC	Long	SEK	5,327	(60)

See accompanying notes.

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Reference Entity	Counterparty	Long/Short	Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Tethys Oil AB	MSC	Long	SEK	38,800	$4,382
ams AG	MSC	Short	CHF	1,250	1,024
Basilea Pharmaceutica AG	MSC	Short	CHF	2,860	(6,752)
Burckhardt Compression Holding AG	MSC	Short	CHF	1,641	(37,916)
Dufry Group	MSC	Short	CHF	786	(4,631)
Evolva Holding S.A.	MSC	Short	CHF	864,900	(1,243)
Galenica AG-Reg Shares	MSC	Short	CHF	848	(32,129)
Givaudan S.A.	MSC	Short	CHF	502	(3,026)
Meyer Burger Technology AG	MSC	Short	CHF	90,200	(740)
Nestle S.A.	MSC	Short	CHF	6,110	(6,445)
Newron Pharmaceuticals SpA	MSC	Short	CHF	4,250	(1,921)
VZ Holding AG	MSC	Short	CHF	513	902
ALK-Abello A/S	MSC	Short	DKK	3,260	(26,253)
Christian Hansen Holding A/S	MSC	Short	DKK	3,770	766
Nets A/S	MSC	Short	DKK	71,480	(62,827)
Novozymes A/S, B Shares	MSC	Short	DKK	850	302
Accor S.A.	MSC	Short	EUR	33,970	(84,586)
Air Liquide S.A.	MSC	Short	EUR	8,587	(34,130)
AIXTRON AG	MSC	Short	EUR	7,100	(547)
Anheuser-Busch InBev S.A./N.V.	MSC	Short	EUR	3,638	(8,319)
Bollore S.A.	MSC	Short	EUR	382,300	(88,171)
Bureau Veritas S.A.	MSC	Short	EUR	18,240	(18,571)
Cairn Homes Ltd.	MSC	Short	EUR	304,515	(23,212)
Caverion Corp.	MSC	Short	EUR	29,298	(3,828)
Deutsche Bank AG-Registered	MSC	Short	EUR	18,670	(24,295)
Ferrovial S.A. SQ	MSC	Short	EUR	66,820	(37,473)
Industria de Diseno Textil S.A.	MSC	Short	EUR	7,090	(7,682)
Intesa Sanpaolo	MSC	Short	EUR	75,800	(15,188)
MorphoSys AG	MSC	Short	EUR	11,870	(50,669)
Nokia OYJ	MSC	Short	EUR	100,900	(38,017)
Parrot Promesses	MSC	Short	EUR	53,330	(23,810)
Royal Dutch Shell PLC-A Shares-Euronext	MSC	Short	EUR	17,170	1,309
SES Global-FDR	MSC	Short	EUR	7,890	11,538
SFR Group S.A.	MSC	Short	EUR	8,280	(4,348)
SLM Solutions Group AG	MSC	Short	EUR	19,660	(75,181)
UniCredit SpA	MSC	Short	EUR	10,900	(12,582)
Vallourec S.A.	MSC	Short	EUR	166,000	(16,088)
Wirecard AG	MSC	Short	EUR	3,520	(6,095)
Allied Minds, PLC	MSC	Short	GBP	106,870	11,061
Capita, PLC	MSC	Short	GBP	115,800	22,472
Capital & Counties Properties, PLC	MSC	Short	GBP	347,900	5,029
Cobham, PLC	MSC	Short	GBP	347,200	167
Dairy Crest Group, PLC	MSC	Short	GBP	4,700	—
EasyJet, PLC	MSC	Short	GBP	104,560	(54,110)
Filtrona, PLC	MSC	Short	GBP	85,000	(9,897)
Fresnillo, PLC	MSC	Short	GBP	3,760	3,162
HSBC Holdings, PLC	MSC	Short	GBP	36,200	(6,604)
Hurricane Energy, PLC	MSC	Short	GBP	50,124	(1,459)
Mediclinic International, PLC	MSC	Short	GBP	10,110	131
NCC Group, PLC	MSC	Short	GBP	489,226	(89,437)
Provident Financial, PLC	MSC	Short	GBP	5,300	(5,623)
Purplebricks Group, PLC	MSC	Short	GBP	266,813	(37,510)
Randgold Resources Ltd.	MSC	Short	GBP	5,260	18,034
Royal Bank of Scotland Group, PLC	MSC	Short	GBP	251,800	(80,735)
Sirius Minerals, PLC	MSC	Short	GBP	2,175,400	(7,036)
Sound Energy, PLC	MSC	Short	GBP	599,817	31,041
Sports Direct International, PLC	MSC	Short	GBP	47,600	4,520
Tullow Oil, PLC	MSC	Short	GBP	311,100	(7,380)

See accompanying notes.

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Reference Entity	Counterparty	Long/Short	Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Nordic Nanovector ASA	MSC	Short	NOK	3,120	$(5,099)
Norwegian Air Shuttle ASA	MSC	Short	NOK	31,980	(33,598)
Hennes & Mauritz AB, B Shares	MSC	Short	SEK	26,220	(8,883)
Ratos AB-B Shares	MSC	Short	SEK	307,554	(66,062)

					$74,975

Glossary:
Counterparty Abbreviations:
MSC	Morgan Stanley & Co. Inc.

Currency Abbreviations:
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Other Abbreviations:
OTC	Over-the-Counter

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2017, the investments were classified as described below:

Numeric Integrated Alpha Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$67,169,083	$—	$—	$67,169,083
Exchange Traded Instruments	9,371,562	—	—	9,371,562
Short-Term Investments - Money Market Funds	5,768,509	—	—	5,768,509

Total Investments in Securities - Assets	$82,309,154	$—	$—	$82,309,154

Liabilities
Common Stocks (Sold Short)	$(53,678,482)	$—	$—	$(53,678,482)
Exchange Traded Instruments (Sold Short)	(9,270,452)	—	—	(9,270,452)

Total Investments in Securities - Liabilities	(62,948,934)	—	—	(62,948,934)

Total Investments in Securities	$19,360,220	$—	$—	$19,360,220

Financial Derivative Instruments - Assets
Futures Contracts	$664,714	$—	$—	$664,714
Swap Agreements	—	1,133,626	—	1,133,626

Total Financial Derivative Instruments - Assets	$664,714	$1,133,626	$—	$1,798,340

Financial Derivative Instruments - Liabilities
Futures Contracts	$(18,731)	$—	$—	$(18,731)
Swap Agreements	—	(1,058,651)	—	(1,058,651)

Total Financial Derivative Instruments - Liabilities	$(18,731)	$(1,058,651)	$—	$(1,077,382)

U.S. GAAP also requires all transfers between any level to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2017, there were no transfers between any levels.

See accompanying notes.

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Top 10 Long Exposures (% Net Assets)
Health Care Select Sector SPDR Fund	4.8
Technology Select Sector SPDR Fund	1.3
Domino’s Pizza, Inc.	1.3
SBA Communications Corp.	1.3
Select Comfort Corp.	1.3
Bunge Ltd.	1.3
Forest City Realty Trust, Inc.	1.2
Empire State Realty Trust, Inc.	1.2
CBL & Associates Properties, Inc.	1.2
Ulta Salon Cosmetics & Fragrance, Inc.	1.2

Top 10 Short Exposures (% Net Assets)
Energy Select Sector SPDR Fund	(4.4)
Utilities Select Sector SPDR Fund	(2.5)
FirstCash, Inc.	(1.3)
L Brands, Inc.	(1.3)
Tesla Motors, Inc.	(1.3)
Willis Towers Watson PLC	(1.3)
Ball Corp.	(1.3)
Coty, Inc.	(1.3)
Investors Real Estate Trust	(1.2)
WP Carey, Inc.	(1.2)

Net Sector Exposures (% Investments)
Other	29.8
Industrials	23.0
Consumer Staples	12.9
Information Technology	12.5
Health Care	8.6
Energy	7.9
Materials	7.0
Real Estate	6.5
Telecommunication Services	1.1
Broad Market Indicies	0.5
Consumer Discretionary	(1.8)
Financials	(2.8)
Utilities	(5.2)

Fund Level Exposure (% Net Assets)
Net Exposure	16.4
Gross Exposure	123.2
Long Exposure	69.8
Short Exposure	53.4

See accompanying notes.

American Beacon SGA Global Growth FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
Australia - 1.31%
Common Stocks - (Cost $378,236)
MYOB Group Ltd.	140,418	$370,110

Bermuda - 2.37%
Common Stocks - (Cost $545,705)
IHS Markit Ltd.A	15,352	666,277

China - 5.81%
Common Stocks - (Cost $1,232,128)
Ping An Insurance Group Co. of China Ltd., Class H	93,143	524,489
Tencent Holdings Ltd.	35,471	1,109,958

Total China		1,634,447

Curacao - 2.77%
Common Stocks - (Cost $837,182)
Schlumberger Ltd.	10,723	778,383

Denmark - 3.50%
Common Stocks - (Cost $1,027,228)
Novo Nordisk A/S, Class B	25,324	985,404

France - 2.97%
Common Stocks - (Cost $828,162)
Danone S.A.	11,966	836,558

Germany - 3.89%
Common Stocks - (Cost $867,586)
SAP SE, Sponsored ADRB	10,931	1,095,068

Hong Kong - 4.09%
Common Stocks - (Cost $956,244)
AIA Group Ltd.	166,134	1,150,156

India - 4.32%
Common Stocks - (Cost $1,146,232)
HDFC Bank Ltd., ADR	6,814	542,463
Infosys Ltd., Sponsored ADR	46,234	673,167

Total India		1,215,630

Japan - 2.24%
Common Stocks - (Cost $617,959)
Fast Retailing Co., Ltd.	1,933	630,490

Mexico - 2.36%
Common Stocks - (Cost $635,444)
Fomento Economico Mexicano SAB de CV, Sponsored ADR	7,379	664,405

Netherlands - 2.80%
Common Stocks - (Cost $830,006)
Core Laboratories N.V.B	7,112	788,152

Republic of Korea - 2.39%
Common Stocks - (Cost $773,701)
Amorepacific Corp.	2,620	672,326

South Africa - 3.63%
Common Stocks - (Cost $824,705)
Sanlam Ltd.	64,954	344,558
Shoprite Holdings Ltd.	43,211	678,378

See accompanying notes.

American Beacon SGA Global Growth FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
South Africa - 3.63% (continued)

Total South Africa		1,022,936

United Kingdom - 2.83%
Common Stocks - (Cost $811,281)
Nielsen Holdings PLC	19,346	$795,701

United States - 45.77%
Common Stocks - (Cost $10,774,781)
Alphabet, Inc., Class CA	946	857,038
Amazon.com, Inc.A	887	820,466
Autodesk, Inc.A	5,971	537,808
Cerner Corp.A	8,847	572,843
Equinix, Inc.	1,989	830,805
FleetCor Technologies, Inc.A	4,591	647,974
Kansas City Southern	8,756	788,653
Lowe’s Cos., Inc.	9,542	809,925
MercadoLibre, Inc.	1,766	404,255
Mondelez International, Inc., Class A	17,768	800,093
NIKE, Inc., Class B	14,267	790,535
Priceline Group, Inc.A	455	840,303
Red Hat, Inc.A	7,603	669,672
Regeneron Pharmaceuticals, Inc.A	2,135	829,426
Salesforce.com, Inc.A	9,482	816,590
Visa, Inc., Class A	11,614	1,059,429
Whole Foods Market, Inc.	22,038	801,522

Total United States		12,877,337

SHORT-TERM INVESTMENTS - 6.33% (Cost $1,779,910)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%C	1,779,910	1,779,910

SECURITIES LENDING COLLATERAL - 6.38% (Cost $1,795,416)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%C	1,795,416	1,795,416

TOTAL INVESTMENTS - 105.76% (Cost $26,661,906)		29,758,706
OTHER LIABILITIES, NET OF ASSETS - (5.76%)		(1,621,280)

TOTAL NET ASSETS - 100.00%		$28,137,426

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at April 30, 2017.
C	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Futures Contracts Open on April 30, 2017:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	Long	7	June 2017	$638,330	$15,935
Mini MSCI Emerging Markets Index Futures	Long	4	June 2017	195,800	4,017
S&P 500 E-Mini Index Futures	Long	7	June 2017	833,175	9,060

				$1,667,305	$29,012

See accompanying notes.

American Beacon SGA Global Growth FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2017, the investments were classified as described below:

SGA Global Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$370,110	$—	$—	$370,110
Bermuda	666,277	—	—	666,277
China	1,634,447	—	—	1,634,447
Curacao	778,383	—	—	778,383
Denmark	985,404	—	—	985,404
France	836,558	—	—	836,558
Germany	1,095,068	—	—	1,095,068
Hong Kong	1,150,156	—	—	1,150,156
India	1,215,630	—	—	1,215,630
Japan	630,490	—	—	630,490
Mexico	664,405	—	—	664,405
Netherlands	788,152	—	—	788,152
Republic of Korea	672,326	—	—	672,326
South Africa	1,022,936	—	—	1,022,936
United Kingdom	795,701	—	—	795,701
Domestic Common Stocks	12,877,337	—	—	12,877,337
Short-Term Investments - Money Market Funds	1,779,910	—	—	1,779,910
Securities Lending Collateral Invested in Money Market Funds	1,795,416	—	—	1,795,416

Total Investments in Securities - Assets	$29,758,706	$—	$—	$29,758,706

Financial Derivative Instruments - Assets
Futures Contracts	$29,012	$—	$—	$29,012

Total Financial Derivative Instruments - Assets	$29,012	$—	$—	$29,012

U.S. GAAP also requires all transfers between any level to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2017, there were no transfers between levels.

See accompanying notes.

American Beacon SGA Global Growth FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
AIA Group Ltd.		4.1
Tencent Holdings Ltd.		3.9
SAP SE, Sponsored ADR		3.9
Visa, Inc.		3.8
Novo Nordisk A/S		3.5
Alphabet, Inc.		3.0
Priceline Group, Inc.		3.0
Danone S.A.		3.0
Equinix, Inc.		3.0
Regeneron Pharmaceuticals, Inc.		2.9
Total Fund Holdings	35

Sector Allocation (% Equities)
Information Technology		31.5
Consumer Staples		17.0
Consumer Discretionary		14.8
Financials		9.8
Health Care		9.1
Industrials		8.6
Energy		6.0
Real Estate		3.2

Country Allocation (% Equities)
United States		49.2
China		6.2
India		4.6
Hong Kong		4.4
Germany		4.2
South Africa		3.9
Denmark		3.8
France		3.2
United Kingdom		3.0
Netherlands		3.0
Curacao		3.0
Republic of Korea		2.6
Bermuda		2.6
Mexico		2.5
Japan		2.4
Australia		1.4

See accompanying notes.

AMERICAN BEACON FUNDSSM

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of April 30, 2017, the Trust consisted of thirty-two active series, seven of which are presented in this filing: American Beacon Acadian Emerging Markets Managed Volatility Fund (“Acadian Fund”), American Beacon Crescent Short Duration High Income Fund (“Crescent Fund”), American Beacon GLG Total Return Fund (“GLG Fund”), Global Evolution Frontier Markets Income Fund (“Global Evolution Fund”), American Beacon Grosvenor Long/Short Fund (“Grosvenor Fund”), American Beacon Numeric Integrated Alpha Fund (“Numeric Fund”), and American Beacon SGA Global Growth Fund (“SGA Fund”) (collectively, the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940 (the “Act”), as amended, as non-diversified, open-end management investment companies except for the Acadian Fund and Crescent Fund, that are registered as diversified, open-end management investment companies. The remaining twenty-five active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair

AMERICAN BEACON FUNDSSM

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 pm Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Funds use outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 - Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Common stocks, exchange-traded funds (“ETFs”) and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations, are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer

AMERICAN BEACON FUNDSSM

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value.

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

AMERICAN BEACON FUNDSSM

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Securities and other investments

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Credit-Linked Notes

Credit-linked notes (“CLNs”) are derivative debt obligations that are issued by limited purpose entities or by financial firms, such as banks, securities firms or their affiliates, and that are structured so that their performance is linked to that of an underlying bond or other debt obligation (a “reference asset”), normally by means of an embedded or underlying credit default swap. The reference assets for the CLNs in which the Fund may invest will be limited to sovereign or quasi-sovereign debt instruments or other investments in which the Fund’s investment policies permit it to invest directly. The Fund may invest in CLNs when the Fund’s Sub-Advisor believes that doing so is more efficient than investing in the reference assets directly or when such direct investment by the Fund is not feasible due to legal or other restrictions.

The issuer or one of the affiliates of the issuer of the CLNs in which the Fund will invest, normally will purchase the reference asset underlying the CLN directly, but in some cases it may gain exposure to the reference asset through a credit default swap or other derivative. Under the terms of a CLN, the Fund will receive a fixed or variable rate of interest on the outstanding principal amount of the CLN, which in turn will be subject to reduction (potentially down to zero) if a “credit event” occurs with respect to the underlying reference asset or its issuer. Such credit events will include payment defaults on the reference asset, and normally will also include events that do not involve an actual default, such as actual or potential insolvencies, repudiations of indebtedness, moratoria on payments, reference asset restructurings, limits on the convertibility or repatriation of currencies, and the imposition of ownership restrictions. If

AMERICAN BEACON FUNDSSM

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

a credit event occurs, payments on the CLN would terminate, and the Fund normally would receive delivery of the underlying reference asset (or, in some cases, a comparable “deliverable” asset) in lieu of the repayment of principal. In some cases, however, including but not limited to instances where there has been a market disruption or in which it is or has become illegal, impossible or impracticable for the Fund to purchase, hold or receive the reference assets, the Fund may receive a cash settlement based on the value of the reference asset or a comparable instrument, less fees charged and certain expenses incurred by the CLN issuer.

CLNs are debt obligations of the CLN issuers, and the Fund would have no ownership or other property interest in the reference assets (other than following a credit event that results in the reference assets being delivered to the Fund) or any direct recourse to the issuers of those reference assets. Thus, the Fund will be exposed to the credit risk of the issuers of the reference assets that underlie its CLNs, as well as to the credit risk of the issuers of the CLNs themselves. CLNs will also be subject to currency risk, liquidity risk, valuation risks, and the other risks of a credit default swap. Various determinations that may need to be made with respect to the CLNs, including the occurrence of a credit event, the selection of deliverable assets (where applicable) and the valuation of the reference asset for purposes of determining any cash settlement amount, normally will be made by the issuer or sponsor of the CLN. The interests of such issuer or sponsor may not be aligned with those of the Fund or other investors in the CLN. Accordingly, CLNs may also be subject to potential conflicts of interest. There may be no established trading market for the Fund’s CLNs, in which event they may constitute illiquid investments.

Inflation Protected Securities

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Structured Notes

Structured notes are hybrid securities that combine a debt obligation with an embedded derivative component. The derivative component is linked to changes in the value of an underlying reference asset or index so as to modify the return characteristics of the debt obligation. During the period, the Global Evolution Fund invested in structured notes to obtain a customized exposure and return structure that was not otherwise available.

Fluctuations in the value of structured notes are recorded as unrealized gains and losses. Net payments are recorded as net realized gains and losses. At maturity, or when the note is sold, the Fund records a realized gain or loss. Structured notes may be leveraged, increasing the volatility of each note’s value relative to the change in the underlying reference asset or index. These notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of a decline in the value of the underlying reference asset or index in addition to counterparty risk. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex or more traditional debt securities. These notes are subject to prepayment, credit, and interest rate risks similar to those of conventional fixed income securities.

AMERICAN BEACON FUNDSSM

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Payment In-Kind Securities

The Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a prorata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statement of Assets and Liabilities.

Rights and Warrants

Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. There is no specific limit on the percentage of assets the Funds may invest in rights and warrants.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

AMERICAN BEACON FUNDSSM

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Illiquid and Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended April 30, 2017 are disclosed in the Notes to the Schedules of Investments.

Short Sales

The Grosvenor Long/Short Fund and the Numeric Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. The Funds are obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of April 30, 2017 short positions were held by the Fund and are disclosed in the Notes to the Schedule of Investments.

Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. Certain Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2017 the Funds entered into future contracts primarily for return enhancement and exposing cash to markets.

AMERICAN BEACON FUNDSSM

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Options Contracts

The Grosvenor Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Swap Agreements

The Grosvenor Fund, GLG Fund, and Numeric Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

Payments received or made at the beginning of the measurement period represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains or losses.

AMERICAN BEACON FUNDSSM

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Funds’ exposure to the counterparty.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of periodic premium throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure up to the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for

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asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that the Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that the Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referent security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of April 30, 2017, for which the Fund is the seller of protection is disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Over-the-Counter Swap Agreements

OTC financial derivative instruments such as forward currency contracts, options contracts, interest rate, and credit default swap agreements derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board. In certain cases, when a valuation is not readily available from a pricing service, the

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Fund’s Manager may provide a valuation. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.

Total Return Swap Agreements

The Grosvenor Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

Contracts for Difference

The Numeric Fund may utilize equity-related securities including total swaps based on individual companies (also referred to as contracts for difference (“CFDs”)). A CFD is a form of equity swap in which its value is based on the fluctuating value of some underlying asset (e.g., shares of a particular stock or a stock index). A SFD is a contract between two parties, buyer and seller, stipulating that the seller will pay to the buyer the difference between the nominal value of the underlying stock at the opening of the contract and the stock’s value at the close of the contract. The size of the contract and the contract’s expiration date are typically negotiated by the parties to the CFD transaction. CFDs enable the Funds to take short or long positions on an underlying stock and thus potentially capture gains on movements in the share prices of the stock without the need to own the underlying stock. By entering into a CFD transaction, the Fund could incur losses because it would face many of the same types of risks as owning the underlying equity securities directly as well as the other risks associated with the investments in swaps. As with other types of swap transactions, CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Funds’ shares, may be reduced. Entry into a CFD transaction may, in certain circumstances, require the payment of an initial margin and adverse market movements against the underlying stock may require the buyer to make additional margin payments. The Fund’s use of swaps is intended to generate profits, adjust leverage, hedge exposures, and manager volatility.

Forward Currency Contracts

The Grosvenor Fund and GLG Fund may enter into forward currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required

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payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward currency exchange contracts in non-U.S. currencies, including both non-deliverable forwards (“NDFs”) and deliverable forwards, non-U.S. currency futures contracts, options (including non-deliverable options (“NDOs”) on non-U.S. currencies and non-U.S. currency futures) and swaps for cross-currency investments. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments in foreign (non-U.S.) currencies.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The funds may buy or sell derivatives not traded on an exchanged and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty. In addition, the Funds’ investments in derivatives are subject to the following risks: Futures and Forward Currency Contracts; Options; Swap Agreements; and Warrants.

Emerging Markets Risk

When investing emerging markets, the risks of investing in foreign securities discussed below are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.

Forward Currency Contracts Risk

Foreign currency forward contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of foreign currency forward contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract.

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Futures Contract Risk

Futures contracts are derivative investments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

High Portfolio Turnover Risk

Portfolio turnover is a measure of the Funds’ trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Funds sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Funds’ transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Funds have a lower portfolio turnover rate.

Leverage Risk

The Fund’s use of futures, forward currency contracts, swaps, other derivative instruments and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Funds will have the potential for greater losses than if the Funds do not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rates of losses. Leverage tends to magnify, sometimes significantly, the effect of an increase or decrease in the Funds’ exposure to an asset or class of assets and may cause the Funds’ NAV to be volatile.

Liquidity Risk

Liquidity risk is the risk that the Funds may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at the Funds currently value them. For example, certain investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Funds to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of an y specific adverse changes in the conditions of a particular issuer. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. The Funds may seek to borrow money to meet tis obligations (including among other things redemptions obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging the Funds. In some cases, due to unanticipated levels of illiquidity the Funds may choose to meet its redemption obligations wholly or in part by distributions of assets in-kind.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease.

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A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including exchange-traded funds (“ETF”) and money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by the underlying funds in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those funds.

Short Position Risk

The Funds’ losses are potentially unlimited in a short position transaction because there is potentially no limit on the amount that the security that the Funds are required to purchase may have appreciated. Because the Funds may invest the proceeds of a short sale, another effect of short selling on the Funds is similar to the effect of leverage, in that it amplifies changes in the Funds’ net asset value since it increases the exposure of the Funds to the market.

Valuation Risk

The Funds may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

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Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Securities Lending

The Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

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As of April 30, 2017, the value of outstanding securities on loan and the value of collateral was as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Acadian	$89,960	$93,613	$—	$93,613
SGA	1,748,409	1,795,416	—	1,795,416

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits. The tax years for the periods ended September 30, 2013 and 2014 for the SGA Fund and the periods ended January 31, 2015 and 2016 for the Acadian, Crescent, Global Evolution, Grosvenor, and SGA Funds, respectively, and the period ended January 31, 2016 for the Numeric Fund, remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of April 30, 2017, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Acadian	$33,645,646	$3,297,963	$(1,013,755)	$2,284,208
Crescent	73,712,739	1,618,658	(402,462)	1,216,196
GLG	426,908,490	527,330	(198,236)	329,094
Global Evolution	85,749,706	3,483,441	(3,370,759)	112,682
Grosvenor	15,616,466	1,273,390	(248,059)	1,025,331
SGA	26,706,693	3,375,387	(323,373)	3,052,014
Numeric	81,952,304	3,132,698	(2,775,848)	356,850

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

For the period ended April 30, 2017, the Funds have the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Acadian	$1,944,443	$2,522,917
Crescent	1,136,714	1,601,586
Global Evolution	4,648,074	9,614,613

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: June 29, 2017

By:
/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: June 29, 2017

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.